UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090
Zac Tackett, President
Three Canal Plaza, Suite 600
Portland, Maine 04101
Date of fiscal year end:
DECEMBER 31
The BeeHive Fund
Date of reporting period: July 1, 2022—June 30, 2023

ITEM 1: PROXY VOTING RECORD

Vote Summary
BERRY GLOBAL GROUP, INC.
Security		08579W103				Meeting Type	Annual
Ticker Symbol		BERY				Meeting Date	16-Feb-2022
ISIN		US08579W1036			Agenda		935541551 - Management
Record Date		28-Dec-2021				Holding Recon Date	28-Dec-2021
City /	Country	/ United States				Vote Deadline	15-Feb-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.		Election of Director: B. Evan Bayh	Management	Against	For	Against

Comments: Affiliated Outside director serving as a member of the Compensation Committee
   According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
Member of the Compensation Committee and the Company earns a compensation score of Needs
Attention   Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-term success and the enhancement of shareholder value.

1B.		Election of Director: Jonathan F. Foster	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention   Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-term success and the enhancement of shareholder value.

1C.		Election of Director: Idalene F. Kesner	Management	For	For	For
1D.		Election of Director: Jill A. Rahman	Management	For	For	For
1E.		Election of Director: Carl J. Rickertsen	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention   Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-term success and the enhancement of shareholder value.

1F.		Election of Director: Thomas E. Salmon	Management	For	For	For
1G.		Election of Director: Paula A. Sneed	Management	For	For	For
1H.		Election of Director: Robert A. Steele	Management	For	For	For
1I.		Election of Director: Stephen E. Sterrett	Management	For	For	For
1J.		Election of Director: Scott B. Ullem	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention   Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-term success and the enhancement of shareholder value.

2.		To ratify the selection of Ernst & Young LLP as Berry's independent registered public accountants for the fiscal year ending October 1, 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		To approve, on an advisory, non-binding basis, our executive compensation.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

APPLE INC.
Security		037833100				Meeting Type	Annual
Ticker Symbol		AAPL				Meeting Date	04-Mar-2022
ISIN		US0378331005			Agenda		935541549 - Management
Record Date		03-Jan-2022				Holding Recon Date	03-Jan-2022
City /	Country	/ United States				Vote Deadline	03-Mar-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.		Election of Director: James Bell	Management	For	For	For
1B.		Election of Director: Tim Cook	Management	For	For	For
1C.		Election of Director: Al Gore	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1D.		Election of Director: Alex Gorsky	Management	For	For	For
1E.		Election of Director: Andrea Jung	Management	Against	For	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.		Election of Director: Art Levinson	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1G.		Election of Director: Monica Lozano	Management	For	For	For
1H.		Election of Director: Ron Sugar	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.		Election of Director: Sue Wagner	Management	For	For	For
2.		Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for fiscal 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		Advisory vote to approve executive compensation.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.		Approval of the Apple Inc. 2022 Employee Stock Plan.	Management	Against	For	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.		A shareholder proposal entitled "Reincorporate with Deeper Purpose".	Shareholder	Against	Against	For
6.		A shareholder proposal entitled "Transparency Reports".	Shareholder	For	Against	Against

Comments: We believe that approval of the proposal will reduce the posed significant legal, reputational, and financial risk to Apple and its shareholders brought by lack of transparency that affects freedom of expression or access to information. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

7.		A shareholder proposal entitled "Report on Forced Labor".	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

8.		A shareholder proposal entitled "Pay Equity".	Shareholder	For	Against	Against

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender and race in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones Guidelines, we recommend a vote FOR this Proposal.

9.		A shareholder proposal entitled "Civil Rights Audit".	Shareholder	For	Against	Against

Comments: We believe that a company's success depends upon its ability to embrace diversity in the community it serves. As such, we believe that adoption of this proposal is in the best interests of the
Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.		A shareholder proposal entitled "Report on Concealment Clauses".	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

BRIGHTVIEW HOLDINGS, INC.
Security		10948C107				Meeting Type	Annual
Ticker Symbol		BV				Meeting Date	08-Mar-2022
ISIN		US10948C1071			Agenda		935543593 - Management
Record Date		12-Jan-2022				Holding Recon Date	12-Jan-2022
City /	Country	/ United States				Vote Deadline	07-Mar-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	James R. Abrahamson		Withheld	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	2	Jane Okun Bomba		For	For	For
	3	Frank Lopez		Withheld	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	4	Andrew V. Masterman		For	For	For
	5	Paul E. Raether		Withheld	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	6	Richard W. Roedel		For	For	For
	7	Mara Swan		Withheld	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	8	Joshua T. Weisenbeck		Withheld	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		To approve, on an advisory basis, the compensation of our named executive officers.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		To ratify the appointment of Deloitte & Touche LLP as BrightView Holdings, Inc.'s independent registered public accounting firm for 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

NESTLE S.A.
Security		641069406				Meeting Type	Annual
Ticker Symbol		NSRGY				Meeting Date	07-Apr-2022
ISIN		US6410694060			Agenda		935561464 - Management
Record Date		01-Mar-2022				Holding Recon Date	01-Mar-2022
City /	Country	/ United States				Vote Deadline	30-Mar-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A		Approval of the Annual Review, the financial statements of Nestlé S.A. and the consolidated financial statements of the Nestlé Group for 2021	Management	For	For	For
1B		Acceptance of the Compensation Report 2021 (advisory vote)	Management	For	For	For
2		Discharge to the members of the Board of Directors and of the Management	Management	For	For	For
3		Appropriation of profit resulting from the balance sheet of Nestlé S.A. (proposed dividend) for the financial year 2021	Management	For	For	For
4AA		Re-election of the member of the Board of Director: Paul Bulcke, as member and Chairman	Management	Against	For	Against

Comments: Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised

4AB		Re-election of the member of the Board of Director: Ulf Mark Schneider	Management	For	For	For
4AC		Re-election of the member of the Board of Director: Henri de Castries	Management	For	For	For
4AD		Re-election of the member of the Board of Director: Renato Fassbind	Management	For	For	For
4AE		Re-election of the member of the Board of Director: Pablo Isla	Management	For	For	For
4AF		Re-election of the member of the Board of Director: Eva Cheng	Management	For	For	For
4AG		Re-election of the member of the Board of Director: Patrick Aebischer	Management	For	For	For
4AH		Re-election of the member of the Board of Director: Kimberly A. Ross	Management	For	For	For
4AI		Re-election of the member of the Board of Director: Dick Boer	Management	For	For	For
4AJ		Re-election of the member of the Board of Director: Dinesh Paliwal	Management	For	For	For
4AK		Re-election of the member of the Board of Director: Hanne Jimenez de Mora	Management	For	For	For
4AL		Re-election of the member of the Board of Director: Lindiwe Majele Sibanda	Management	For	For	For
4BA		Election to the Board of Director: Chris Leong	Management	For	For	For
4BB		Election to the Board of Director: Luca Maestri	Management	For	For	For
4CA		Election of the member of the Compensation Committee: Pablo Isla	Management	For	For	For
4CB		Election of the member of the Compensation Committee: Patrick Aebischer	Management	For	For	For
4CC		Election of the member of the Compensation Committee: Dick Boer	Management	For	For	For
4CD		Election of the member of the Compensation Committee: Dinesh Paliwal	Management	For	For	For
4D		Election of the statutory auditors Ernst & Young Ltd, Lausanne branch	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

4E		Election of the Independent Representative Hartmann Dreyer, Attorneys-at-law	Management	For	For	For
5A		Approval of the compensation of the Board of Directors	Management	For	For	For
5B		Approval of the compensation of the Executive Board	Management	For	For	For
6		Capital reduction (by cancellation of shares)	Management	For	For	For
7		In the event of any yet unknown new or modified proposal by a shareholder during the General Meeting, I instruct the Independent Representative to vote as follows.	Management	Against	Against	For
WHIRLPOOL CORPORATION
Security		963320106				Meeting Type	Annual
Ticker Symbol		WHR				Meeting Date	19-Apr-2022
ISIN		US9633201069			Agenda		935557085 - Management
Record Date		22-Feb-2022				Holding Recon Date	22-Feb-2022
City /	Country	/ United States				Vote Deadline	18-Apr-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.		Election of Director: Samuel R. Allen	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1B.		Election of Director: Marc R. Bitzer	Management	For	For	For
1C.		Election of Director: Greg Creed	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.		Election of Director: Gary T. DiCamillo	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.		Election of Director: Diane M. Dietz	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.		Election of Director: Gerri T. Elliott	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G.		Election of Director: Jennifer A. LaClair	Management	For	For	For
1H.		Election of Director: John D. Liu	Management	For	For	For
1I.		Election of Director: James M. Loree	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1J.		Election of Director: Harish Manwani	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1K.		Election of Director: Patricia K. Poppe	Management	For	For	For
1L.		Election of Director: Larry O. Spencer	Management	For	For	For
1M.		Election of Director: Michael D. White	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.		Advisory vote to approve Whirlpool Corporation's executive compensation.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Ratification of the appointment of Ernst & Young LLP as Whirlpool Corporation's independent registered public accounting firm for 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

APTIV PLC
Security		G6095L109				Meeting Type	Annual
Ticker Symbol		APTV				Meeting Date	27-Apr-2022
ISIN		JE00B783TY65			Agenda		935560309 - Management
Record Date		02-Mar-2022				Holding Recon Date	02-Mar-2022
City /	Country	/ United States				Vote Deadline	22-Apr-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.		Election of Director: Kevin P. Clark	Management	For	For	For
1B.		Election of Director: Richard L. Clemmer	Management	For	For	For
1C.		Election of Director: Nancy E. Cooper	Management	For	For	For
1D.		Election of Director: Joseph L. Hooley	Management	For	For	For
1E.		Election of Director: Merit E. Janow	Management	For	For	For
1F.		Election of Director: Sean O. Mahoney	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1G.		Election of Director: Paul M. Meister	Management	For	For	For
1H.		Election of Director: Robert K. Ortberg	Management	For	For	For
1I.		Election of Director: Colin J. Parris	Management	For	For	For
1J.		Election of Director: Ana G. Pinczuk	Management	For	For	For
2.		Proposal to re-appoint auditors, ratify independent public accounting firm and authorize the directors to determine the fees paid to the auditors.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		Say-on-Pay - To approve, by advisory vote, executive compensation.	Management	For	For	For
GLOBAL PAYMENTS INC.
Security		37940X102				Meeting Type	Annual
Ticker Symbol		GPN				Meeting Date	28-Apr-2022
ISIN		US37940X1028			Agenda		935564585 - Management
Record Date		04-Mar-2022				Holding Recon Date	04-Mar-2022
City /	Country	/ United States				Vote Deadline	27-Apr-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.		Election of Director: F. Thaddeus Arroyo	Management	For	For	For
1B.		Election of Director: Robert H.B. Baldwin, Jr.	Management	For	For	For
1C.		Election of Director: John G. Bruno	Management	Against	For	Against

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1D.		Election of Director: Kriss Cloninger III	Management	Against	For	Against

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.		Election of Director: Joia M. Johnson	Management	Against	For	Against

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1F.		Election of Director: Ruth Ann Marshall	Management	For	For	For
1G.		Election of Director: Connie D. McDaniel	Management	For	For	For
1H.		Election of Director: William B. Plummer	Management	For	For	For
1I.		Election of Director: Jeffrey S. Sloan	Management	For	For	For
1J.		Election of Director: John T. Turner	Management	For	For	For
1K.		Election of Director: M. Troy Woods	Management	For	For	For
2.		Approval, on an advisory basis, of the compensation of our named executive officers for 2021.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.		Advisory vote on shareholder proposal regarding shareholders' right to call a special meeting.	Shareholder	For	Against	Against

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 25% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

CROWN HOLDINGS, INC.
Security		228368106				Meeting Type	Annual
Ticker Symbol		CCK				Meeting Date	28-Apr-2022
ISIN		US2283681060			Agenda		935573700 - Management
Record Date		08-Mar-2022				Holding Recon Date	08-Mar-2022
City /	Country	/ United States				Vote Deadline	27-Apr-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Timothy J. Donahue		Withheld	For	Against

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

	2	Richard H. Fearon		For	For	For
	3	Andrea J. Funk		Withheld	For	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	4	Stephen J. Hagge		Withheld	For	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	5	James H. Miller		Withheld	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	6	Josef M. Müller		Withheld	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	7	B. Craig Owens		For	For	For
	8	Caesar F. Sweitzer		For	For	For
	9	Marsha C. Williams		Withheld	For	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	10	Dwayne A. Wilson		For	For	For
2.		Ratification of the appointment of independent auditors for the fiscal year ending December 31, 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		Approval by advisory vote of the resolution on executive compensation as described in the Proxy Statement.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.		Adoption of the 2022 Stock-Based Incentive Compensation Plan.	Management	Against	For	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.		Consideration of a Shareholder's proposal requesting the Board of Directors to adopt shareholder special meeting rights.	Management	Against	For	Against

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

BERKSHIRE HATHAWAY INC.
Security		084670702				Meeting Type	Annual
Ticker Symbol		BRKB				Meeting Date	30-Apr-2022
ISIN		US0846707026			Agenda		935562137 - Management
Record Date		02-Mar-2022				Holding Recon Date	02-Mar-2022
City /	Country	/ United States				Vote Deadline	29-Apr-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Warren E. Buffett		Withheld	For	Against

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

	2	Charles T. Munger		For	For	For
	3	Gregory E. Abel		For	For	For
	4	Howard G. Buffett		For	For	For
	5	Susan A. Buffett		For	For	For
	6	Stephen B. Burke		Withheld	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	7	Kenneth I. Chenault		For	For	For
	8	Christopher C. Davis		For	For	For
	9	Susan L. Decker		For	For	For
	10	David S. Gottesman		Withheld	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	11	Charlotte Guyman		For	For	For
	12	Ajit Jain		For	For	For
	13	Ronald L. Olson		For	For	For
	14	Wallace R. Weitz		For	For	For
	15	Meryl B. Witmer		For	For	For
2.		Shareholder proposal regarding the adoption of a policy requiring that the Board Chair be an independent director.	Shareholder	For	Against	Against

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

3.		Shareholder proposal regarding the publishing of an annual assessment addressing how the Corporation manages climate risks.	Shareholder	For	Against	Against

Comments: We believe that the report on climate change will develop new methods that can be applied globally when sufficient observations exist. Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.
After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Proxy Guidelines, we recommend a vote FOR this Proposal.

4.		Shareholder proposal regarding how the Corporation intends to measure, disclose and reduce greenhouse gas emissions.	Shareholder	For	Against	Against

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this
Proposal.

5.		Shareholder proposal regarding the reporting of the Corporation's diversity, equity and inclusion efforts.	Shareholder	For	Against	Against

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging workforce. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

PROLOGIS, INC.
Security		74340W103				Meeting Type	Annual
Ticker Symbol		PLD				Meeting Date	04-May-2022
ISIN		US74340W1036			Agenda		935572380 - Management
Record Date		07-Mar-2022				Holding Recon Date	07-Mar-2022
City /	Country	/ United States				Vote Deadline	03-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.		Election of Director: Hamid R. Moghadam	Management	For	For	For
1B.		Election of Director: Cristina G. Bita	Management	For	For	For
1C.		Election of Director: George L. Fotiades	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D.		Election of Director: Lydia H. Kennard	Management	For	For	For
1E.		Election of Director: Irving F. Lyons III	Management	For	For	For
1F.		Election of Director: Avid Modjtabai	Management	For	For	For
1G.		Election of Director: David P. O'Connor	Management	For	For	For
1H.		Election of Director: Olivier Piani	Management	For	For	For
1I.		Election of Director: Jeffrey L. Skelton	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1J.		Election of Director: Carl B. Webb	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.		Election of Director: William D. Zollars	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.		Advisory Vote to Approve the Company's Executive Compensation for 2021	Management	For	For	For
3.		Ratification of the Appointment of KPMG LLP as the Company's Independent Registered Public Accounting Firm for the Year 2022	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

CLARIVATE PLC
Security		G21810109				Meeting Type	Annual
Ticker Symbol		CLVT				Meeting Date	05-May-2022
ISIN		JE00BJJN4441			Agenda		935609543 - Management
Record Date		07-Mar-2022				Holding Recon Date	07-Mar-2022
City /	Country	/ United States				Vote Deadline	04-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.		Election of Director: Jerre Stead	Management	For	For	For
1B.		Election of Director: Valeria Alberola	Management	For	For	For
1C.		Election of Director: Michael Angelakis	Management	For	For	For
1D.		Election of Director: Jane Okun Bomba	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E.		Election of Director: Usama N. Cortas	Management	For	For	For
1F.		Election of Director: Konstantin Gilis	Management	For	For	For
1G.		Election of Director: Balakrishnan S. Iyer	Management	For	For	For
1H.		Election of Director: Adam T. Levyn	Management	For	For	For
1I.		Election of Director: Anthony Munk	Management	For	For	For
1J.		Election of Director: Richard W. Roedel	Management	For	For	For
1K.		Election of Director: Andrew Snyder	Management	For	For	For
1L.		Election of Director: Sheryl von Blucher	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1M.		Election of Director: Roxane White	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		AUTHORIZATION TO REPURCHASE ORDINARY SHARES IN OPEN-MARKET TRANSACTIONS.	Management	Against	For	Against

Comments: We note, however, that in absence of the purpose of the proposed share repurchase, we believe that approval of the proposal could be detrimental to the interests of the shareholders and could unintentionally manipulate the Company's true value. As such, we recommend a vote AGAINST this
Proposal.

3.		AUTHORIZATION TO REPURCHASE ORDINARY SHARES FROM ANY SHAREHOLDER PARTY TO THAT CERTAIN REGISTRATION RIGHTS AGREEMENT WITH THE COMPANY DATED AS OF OCTOBER 1, 2020, AS AMENDED.	Management	Against	For	Against

Comments: We note, however, that in absence of the purpose of the proposed share repurchase, we believe that approval of the proposal could be detrimental to the interests of the shareholders and could unintentionally manipulate the Company's true value. As such, we recommend a vote AGAINST this
Proposal.

4.		AUTHORIZATION TO REPURCHASE 5.25% SERIES A MANDATORY CONVERTIBLE PREFERRED SHARES IN OPEN-MARKET TRANSACTIONS.	Management	Against	For	Against

Comments: We note, however, that in absence of the purpose of the proposed share repurchase, we believe that approval of the proposal could be detrimental to the interests of the shareholders and could unintentionally manipulate the Company's true value. As such, we recommend a vote AGAINST this
Proposal.

5.		APPROVAL, ON AN ADVISORY, NON- BINDING BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

6.		RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	Management	For	For	For
DANAHER CORPORATION
Security		235851102				Meeting Type	Annual
Ticker Symbol		DHR				Meeting Date	10-May-2022
ISIN		US2358511028			Agenda		935575057 - Management
Record Date		11-Mar-2022				Holding Recon Date	11-Mar-2022
City /	Country	/ United States				Vote Deadline	09-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Rainer M. Blair	Management	For	For	For
1B.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Linda Filler	Management	For	For	For
1C.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Teri List	Management	For	For	For
1D.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Walter G. Lohr, Jr.	Management	Against	For	Against

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1E.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Jessica L. Mega, MD, MPH	Management	For	For	For
1F.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Mitchell P. Rales	Management	For	For	For
1G.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Steven M. Rales	Management	For	For	For
1H.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Pardis C. Sabeti, MD, D. PHIL	Management	For	For	For
1I.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: A. Shane Sanders	Management	For	For	For
1J.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: John T. Schwieters	Management	Against	For	Against

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1K.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Alan G. Spoon	Management	Against	For	Against

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Raymond C. Stevens, Ph.D	Management	For	For	For
1M.		Election of Director to hold office until the 2023 Annual Meeting of Shareholders: Elias A. Zerhouni, MD	Management	For	For	For
2.		To ratify the selection of Ernst & Young LLP as Danaher's independent registered public accounting firm for the year ending December 31, 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		To approve on an advisory basis the Company's named executive officer compensation.	Management	For	For	For
4.
To act upon a shareholder proposal
requesting that Danaher amend its
governing documents to reduce the
percentage of shares required for
shareholders to call a special meeting of
shareholders from 25% to 10%.
			Shareholder	For	Against	Against

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

INTERCONTINENTAL EXCHANGE, INC.
Security		45866F104				Meeting Type	Annual
Ticker Symbol		ICE				Meeting Date	13-May-2022
ISIN		US45866F1049			Agenda		935583408 - Management
Record Date		15-Mar-2022				Holding Recon Date	15-Mar-2022
City /	Country	/ United States				Vote Deadline	12-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.		Election of Director for term expiring in 2023: Hon. Sharon Y. Bowen	Management	For	For	For
1B.		Election of Director for term expiring in 2023: Shantella E. Cooper	Management	For	For	For
1C.		Election of Director for term expiring in 2023: Duriya M. Farooqui	Management	For	For	For
1D.		Election of Director for term expiring in 2023: The Rt. Hon. the Lord Hague of Richmond	Management	Against	For	Against

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1E.		Election of Director for term expiring in 2023: Mark F. Mulhern	Management	Against	For	Against

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1F.		Election of Director for term expiring in 2023: Thomas E. Noonan	Management	For	For	For
1G.		Election of Director for term expiring in 2023: Caroline L. Silver	Management	For	For	For
1H.		Election of Director for term expiring in 2023: Jeffrey C. Sprecher	Management	For	For	For
1I.		Election of Director for term expiring in 2023: Judith A. Sprieser	Management	For	For	For
1J.		Election of Director for term expiring in 2023: Martha A. Tirinnanzi	Management	For	For	For
2.		To approve, by non-binding vote, the advisory resolution on executive compensation for named executive officers.	Management	For	For	For
3.		To approve the Intercontinental Exchange, Inc. 2022 Omnibus Employee Incentive Plan.	Management	Against	For	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.		To approve the Intercontinental Exchange, Inc. 2022 Omnibus Non-Employee Director Incentive Plan.	Management	For	For	For
5.		To approve the adoption of amendments to our current Certificate of Incorporation to eliminate supermajority voting provisions.	Management	For	For	For
6.		To approve the adoption of amendments to our current Certificate of Incorporation to lower the special meeting ownership threshold to 20%.	Management	Against	For	Against

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. We recommend a vote AGAINST this
Proposal.

7.		To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

8.		A stockholder proposal regarding special stockholder meeting improvement, if properly presented at the Annual Meeting.	Shareholder	For	Against	Against

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

JPMORGAN CHASE & CO.
Security		46625H100				Meeting Type	Annual
Ticker Symbol		JPM				Meeting Date	17-May-2022
ISIN		US46625H1005			Agenda		935580515 - Management
Record Date		18-Mar-2022				Holding Recon Date	18-Mar-2022
City /	Country	/ United States				Vote Deadline	16-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Linda B. Bammann	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.		Election of Director: Stephen B. Burke	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.		Election of Director: Todd A. Combs	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.		Election of Director: James S. Crown	Management	For	For	For
1e.		Election of Director: James Dimon	Management	Against	For	Against

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1f.		Election of Director: Timothy P. Flynn	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.		Election of Director: Mellody Hobson	Management	For	For	For
1h.		Election of Director: Michael A. Neal	Management	For	For	For
1i.		Election of Director: Phebe N. Novakovic	Management	For	For	For
1j.		Election of Director: Virginia M. Rometty	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		Advisory resolution to approve executive compensation	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Ratification of independent registered public accounting firm	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.		Fossil fuel financing	Shareholder	Against	Against	For
5.		Special shareholder meeting improvement	Shareholder	For	Against	Against

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

6.		Independent board chairman	Shareholder	For	Against	Against

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

7.		Board diversity resolution	Shareholder	For	Against	Against

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

8.		Conversion to public benefit corporation	Shareholder	Against	Against	For
9.		Report on setting absolute contraction targets	Shareholder	For	Against	Against

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

THERMO FISHER SCIENTIFIC INC.
Security		883556102				Meeting Type	Annual
Ticker Symbol		TMO				Meeting Date	18-May-2022
ISIN		US8835561023			Agenda		935585058 - Management
Record Date		25-Mar-2022				Holding Recon Date	25-Mar-2022
City /	Country	/ United States				Vote Deadline	17-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.		Election of director: Marc N. Casper	Management	For	For	For
1B.		Election of director: Nelson J. Chai	Management	For	For	For
1C.		Election of director: Ruby R. Chandy	Management	For	For	For
1D.		Election of director: C. Martin Harris	Management	For	For	For
1E.		Election of director: Tyler Jacks	Management	For	For	For
1F.		Election of director: R. Alexandra Keith	Management	For	For	For
1G.		Election of director: Jim P. Manzi	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1H.		Election of director: James C. Mullen	Management	For	For	For
1I.		Election of director: Lars R. Sorensen	Management	For	For	For
1J.		Election of director: Debora L. Spar	Management	For	For	For
1K.		Election of director: Scott M. Sperling	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1L.		Election of director: Dion J. Weisler	Management	For	For	For
2.		An advisory vote to approve named executive officer compensation.	Management	For	For	For
3.		Ratification of the Audit Committee's selection of PricewaterhouseCoopers LLP as the Company's independent auditors for 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

MONDELEZ INTERNATIONAL, INC.
Security		609207105				Meeting Type	Annual
Ticker Symbol		MDLZ				Meeting Date	18-May-2022
ISIN		US6092071058			Agenda		935587379 - Management
Record Date		14-Mar-2022				Holding Recon Date	14-Mar-2022
City /	Country	/ United States				Vote Deadline	17-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A.		Election of Director: Lewis W.K. Booth	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1B.		Election of Director: Charles E. Bunch	Management	For	For	For
1C.		Election of Director: Ertharin Cousin	Management	For	For	For
1D.		Election of Director: Lois D. Juliber	Management	For	For	For
1E.		Election of Director: Jorge S. Mesquita	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1F.		Election of Director: Jane Hamilton Nielsen	Management	For	For	For
1G.		Election of Director: Christiana S. Shi	Management	For	For	For
1H.		Election of Director: Patrick T. Siewert	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I.		Election of Director: Michael A. Todman	Management	For	For	For
1J.		Election of Director: Dirk Van de Put	Management	Against	For	Against

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

2.		Advisory Vote to Approve Executive Compensation.	Management	For	For	For
3.		Ratification of PricewaterhouseCoopers LLP as Independent Registered Public Accountants for Fiscal Year Ending December 31, 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.		Conduct and Publish Racial Equity Audit.	Shareholder	For	Against	Against

Comments: We believe that the proposal warrants shareholder approval.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

5.		Require Independent Chair of the Board.	Shareholder	For	Against	Against

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

FISERV, INC.
Security		337738108				Meeting Type	Annual
Ticker Symbol		FISV				Meeting Date	18-May-2022
ISIN		US3377381088			Agenda		935593788 - Management
Record Date		21-Mar-2022				Holding Recon Date	21-Mar-2022
City /	Country	/ United States				Vote Deadline	17-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Frank J. Bisignano		For	For	For
	2	Alison Davis		For	For	For
	3	Henrique de Castro		For	For	For
	4	Harry F. DiSimone		Withheld	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Dylan G. Haggart		For	For	For
	6	Wafaa Mamilli		For	For	For
	7	Heidi G. Miller		For	For	For
	8	Doyle R. Simons		Withheld	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	9	Kevin M. Warren		Withheld	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		To approve, on an advisory basis, the compensation of the named executive officers of Fiserv, Inc.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Fiserv, Inc. for 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.		Shareholder proposal requesting the board seek shareholder approval of senior manager severance and termination payments.	Shareholder	For	Against	Against

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

MOLSON COORS BEVERAGE COMPANY
Security		60871R209				Meeting Type	Annual
Ticker Symbol		TAP				Meeting Date	18-May-2022
ISIN		US60871R2094			Agenda		935598031 - Management
Record Date		25-Mar-2022				Holding Recon Date	25-Mar-2022
City /	Country	/ United States				Vote Deadline	17-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Roger G. Eaton		Withheld	For	Against

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	2	Charles M. Herington		Withheld	For	Against

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	3	H. Sanford Riley		Withheld	For	Against

Comments: F6          Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18        Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		To approve, on an advisory basis, the compensation of Molson Coors Beverage Company's named executive officers.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

US FOODS HOLDING CORP.
Security		912008109				Meeting Type	Contested-Annual
Ticker Symbol		USFD				Meeting Date	18-May-2022
ISIN		US9120081099			Agenda		935611485 - Management
Record Date		21-Mar-2022				Holding Recon Date	21-Mar-2022
City /	Country	/ United States				Vote Deadline	17-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Cheryl A. Bachelder		Withheld	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	2	Court D. Carruthers		Withheld	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	3	Robert M. Dutkowsky		Withheld	For	Against

Comments: F3        Over-Boarded (Board Chair)

According to Egan-Jones' Proxy Guidelines the Chairman, being responsible for the leadership of the Board and the creation of the conditions necessary for overall board and individual director effectiveness, should hold no more than one other public directorship to ensure the valuable and prudent exercise of his/her fiduciary duties as a Chairman and that his/her integrity and efficiency are not compromised.

	4	Marla Gottschalk		For	For	For
	5	Sunil Gupta		For	For	For
	6	Carl Andrew Pforzheimer		For	For	For
	7	Quentin Roach		For	For	For
	8	Pietro Satriano		For	For	For
	9	David M. Tehle		Withheld	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	10	Ann E. Ziegler		For	For	For
2.		Approval, on an advisory basis, of the compensation paid to our named executive officers	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal 2022	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.		Consideration of a shareholder proposal, if properly presented at the Annual Meeting	Shareholder	For	None

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Proxy Guidelines, we recommend a vote FOR this Proposal.

US FOODS HOLDING CORP.
Security		912008109				Meeting Type	Contested-Annual
Ticker Symbol		USFD				Meeting Date	18-May-2022
ISIN		US9120081099			Agenda		935614962 - Opposition
Record Date		21-Mar-2022				Holding Recon Date	21-Mar-2022
City /	Country	/ United States				Vote Deadline	17-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	James J. Barber, Jr			For
	2	Scott D. Ferguson			For
	3	Jeri B. Finard			For
	4	John J. Harris			For
	5	David A. Toy			For
	6	MGT NOM: R M Dutkowsky			For
	7	MGT NOM: M. Gottschalk			For
	8	MGT NOM: Quentin Roach			For
	9	MGT NOM: P. Satriano			For
	10	MGT NOM: Ann E Ziegler			For
2.		Company's proposal to approve, on an advisory basis, the compensation paid to the Company's named executive officers, as disclosed in the Company's proxy statement.	Management		None
3.		Company's proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal 2022.	Management		None
4.		Stockholder proposal concerning the Company's greenhouse gas emissions.	Shareholder		None
CHUBB LIMITED
Security		H1467J104				Meeting Type	Annual
Ticker Symbol		CB				Meeting Date	19-May-2022
ISIN		CH0044328745			Agenda		935586101 - Management
Record Date		25-Mar-2022				Holding Recon Date	25-Mar-2022
City /	Country	/ United States				Vote Deadline	17-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1		Approval of the management report, standalone financial statements and consolidated financial statements of Chubb Limited for the year ended December 31, 2021	Management	For	For	For
2A		Allocation of disposable profit	Management	For	For	For
2B		Distribution of a dividend out of legal reserves (by way of release and allocation to a dividend reserve)	Management	For	For	For
3		Discharge of the Board of Directors	Management	For	For	For
4A		Election of PricewaterhouseCoopers AG (Zurich) as our statutory auditor	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4B		Ratification of appointment of PricewaterhouseCoopers LLP (United States) as independent registered public accounting firm for purposes of U.S. securities law reporting	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4C		Election of BDO AG (Zurich) as special audit firm	Management	For	For	For
5A		Election of Director: Evan G. Greenberg	Management	Against	For	Against

Comments: Combined CEO and Board Chair positions and the Company earns a board score of Some
Concerns

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

5B		Election of Director: Michael P. Connors	Management	Against	For	Against

Comments: Affiliated Outside director serving as a member of the Compensation and Nominating
Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5C		Election of Director: Michael G. Atieh	Management	For	For	For
5D		Election of Director: Kathy Bonanno	Management	For	For	For
5E		Election of Director: Sheila P. Burke	Management	For	For	For
5F		Election of Director: Mary Cirillo	Management	For	For	For
5G		Election of Director: Robert J. Hugin	Management	For	For	For
5H		Election of Director: Robert W. Scully	Management	For	For	For
5I		Election of Director: Theodore E. Shasta	Management	Against	For	Against

Comments: Affiliated Outside director serving as a member of the Audit Committee
According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5J		Election of Director: David H. Sidwell	Management	For	For	For
5K		Election of Director: Olivier Steimer	Management	For	For	For
5L		Election of Director: Luis Téllez	Management	For	For	For
5M		Election of Director: Frances F. Townsend	Management	For	For	For
6		Election of Evan G. Greenberg as Chairman of the Board of Directors	Management	Against	For	Against

Comments: Combined CEO and Board Chair positions and the Company earns a board score of Some
Concerns

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability

7A		Election of Director of the Compensation Committee: Michael P. Connors	Management	Against	For	Against

Comments: Affiliated Outside director serving as a member of the Compensation and Nominating
Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

7B		Election of Director of the Compensation Committee: Mary Cirillo	Management	For	For	For
7C		Election of Director of the Compensation Committee: Frances F. Townsend	Management	For	For	For
8		Election of Homburger AG as independent proxy	Management	For	For	For
9		Amendment to the Articles of Association relating to authorized share capital for general purposes	Management	For	For	For
10		Reduction of share capital	Management	For	For	For
11A		Compensation of the Board of Directors until the next annual general meeting	Management	For	For	For
11B		Compensation of Executive Management for the next calendar year	Management	For	For	For
12		Advisory vote to approve executive compensation under U.S. securities law requirements	Management	For	For	For
13		Shareholder proposal regarding a policy restricting underwriting of new fossil fuel supplies	Shareholder	Against	Against	For

Comments: We do not believe that the expenditure of the additional human and financial resources that would be required to adopt this proposal would be a necessary or prudent use of Company and shareholder assets. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-
Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

14		Shareholder proposal regarding a report on greenhouse gas emissions	Shareholder	For	Against	Against

Comments: Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

A		If a new agenda item or a new proposal for an existing agenda item is put before the meeting, I/we hereby authorize and instruct the independent proxy to vote as follows.	Management	Against	For	Against
Comments: We do not recommend that shareholders approve in advance matters of which they have no knowledge. Accordingly, we recommend a vote AGAINST this Proposal.
COMCAST CORPORATION
Security		20030N101				Meeting Type	Annual
Ticker Symbol		CMCSA				Meeting Date	01-Jun-2022
ISIN		US20030N1019			Agenda		935613693 - Management
Record Date		04-Apr-2022				Holding Recon Date	04-Apr-2022
City /	Country	/ United States				Vote Deadline	31-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Kenneth J. Bacon		For	For	For
	2	Madeline S. Bell		For	For	For
	3	Edward D. Breen		Withheld	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	4	Gerald L. Hassell		Withheld	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Jeffrey A. Honickman		Withheld	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	6	Maritza G. Montiel		For	For	For
	7	Asuka Nakahara		For	For	For
	8	David C. Novak		Withheld	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	9	Brian L. Roberts		Withheld	For	Against

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.		Advisory vote on executive compensation	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Ratification of the appointment of our independent auditors	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.		To report on charitable donations	Shareholder	Against	Against	For

Comments: In light of the Company's policies and oversight mechanisms related to its charitable contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
AGAINST this Proposal.

5.		To perform independent racial equity audit	Shareholder	For	Against	Against

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.		To report on risks of omitting "viewpoint" and "ideology" from EEO policy	Shareholder	For	Against	Against

Comments: We believe that approval of the proposal will enable the Company to avoid legal and reputational risk arising from harassment and discrimination. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

7.		To conduct and publicly release the results of an independent investigation into the effectiveness of sexual harassment policies	Shareholder	For	Against	Against

Comments: We believe that approval of the proposal will enable the Company to avoid legal and reputational risk arising from harassment and discrimination. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

8.		To report on how retirement plan options align with company climate goals	Shareholder	For	Against	Against

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

ALPHABET INC.
Security		02079K305				Meeting Type	Annual
Ticker Symbol		GOOGL				Meeting Date	01-Jun-2022
ISIN		US02079K3059			Agenda		935618578 - Management
Record Date		05-Apr-2022				Holding Recon Date	05-Apr-2022
City /	Country	/ United States				Vote Deadline	31-May-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Larry Page	Management	For	For	For
1b.		Election of Director: Sergey Brin	Management	For	For	For
1c.		Election of Director: Sundar Pichai	Management	For	For	For
1d.		Election of Director: John L. Hennessy	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.		Election of Director: Frances H. Arnold	Management	For	For	For
1f.		Election of Director: L. John Doerr	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones Dilution
Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.		Election of Director: Roger W. Ferguson Jr.	Management	For	For	For
1h.		Election of Director: Ann Mather	Management	For	For	For
1i.		Election of Director: K. Ram Shriram	Management	Against	For	Against

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1j.		Election of Director: Robin L. Washington	Management	Against	For	Against

Comments: F20       Member of the Compensation Committee and the Company's SOP Fails Egan-Jones
Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.		Ratification of the appointment of Ernst & Young LLP as Alphabet's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		The amendment of Alphabet's 2021 Stock Plan to increase the share reserve by 4,000,000 shares of Class C capital stock.	Management	Against	For	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.		The amendment of Alphabet's Amended and Restated Certificate of Incorporation to increase the number of authorized shares.	Management	For	For	For
5.		A stockholder proposal regarding a lobbying report, if properly presented at the meeting.	Shareholder	Against	Against	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.		A stockholder proposal regarding a climate lobbying report, if properly presented at the meeting.	Shareholder	Against	Against	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.		A stockholder proposal regarding a report on physical risks of climate change, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

8.		A stockholder proposal regarding a report on water management risks, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

9.		A stockholder proposal regarding a racial equity audit, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.		A stockholder proposal regarding a report on concealment clauses, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.		A stockholder proposal regarding equal shareholder voting, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that shareholder approval is warranted. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. We prefer that companies do not utilize multiple class capital structures to provide equal voting rights to all shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

12.		A stockholder proposal regarding a report on government takedown requests, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that improved transparency and accountability is needed to meet the company's long-term responsibility to its many investors. We believe that the preparation of the report will allow the
Company to evaluate its activities related to political advertising and potential censorship issues, and at the same time assess the operational, reputational, and social implications of such to the Company.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

13.		A stockholder proposal regarding a human rights assessment of data center siting, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that the adoption of a more comprehensive human rights policy, coupled with implementation, enforcement, independent monitoring, and transparent, comprehensive reporting will assure shareholders of the Company's global leadership. We recommend a vote FOR this Proposal.

14.		A stockholder proposal regarding a report on data collection, privacy, and security, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

15.		A stockholder proposal regarding algorithm disclosures, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

16.		A stockholder proposal regarding misinformation and disinformation, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

17.		A stockholder proposal regarding a report on external costs of disinformation, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

18.		A stockholder proposal regarding a report on board diversity, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging board. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

19.		A stockholder proposal regarding the establishment of an environmental sustainability board committee, if properly presented at the meeting.	Shareholder	For	Against	Against

Comments: We believe that environmental issues are needed to be escalated at the board level to ensure proper accountability and oversight. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

20.		A stockholder proposal regarding a policy on non-management employee representative director, if properly presented at the meeting.	Shareholder	Against	Against	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

21.		A stockholder proposal regarding a report on policies regarding military and militarized policing agencies, if properly presented at the meeting.	Shareholder	Against	Against	For

Comments: We do not believe that the review and report requested by this proposal are warranted or that the report would be informative to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this
Proposal.

TABULA RASA HEALTHCARE, INC.
Security		873379101				Meeting Type	Annual
Ticker Symbol		TRHC				Meeting Date	10-Jun-2022
ISIN		US8733791011			Agenda		935623935 - Management
Record Date		18-Apr-2022				Holding Recon Date	18-Apr-2022
City /	Country	/ United States				Vote Deadline	09-Jun-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Dr. Calvin Knowlton		Withheld	For	Against
	2	Dr. Orsula Knowlton		Withheld	For	Against
	3	A Gordon Tunstall		Withheld	For	Against
2.		Approval, on an advisory basis, of the compensation of Tabula Rasa HealthCare, Inc.'s named executive officers.	Management	Against	For	Against
3.		Ratification of the selection of KPMG LLP as Tabula Rasa HealthCare, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	For	For
GENERAL MOTORS COMPANY
Security		37045V100				Meeting Type	Annual
Ticker Symbol		GM				Meeting Date	13-Jun-2022
ISIN		US37045V1008			Agenda		935631778 - Management
Record Date		19-Apr-2022				Holding Recon Date	19-Apr-2022
City /	Country	/ United States				Vote Deadline	10-Jun-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Mary T. Barra	Management	For	For	For
1b.		Election of Director: Aneel Bhusri	Management	For	For	For
1c.		Election of Director: Wesley G. Bush	Management	Against	For	Against

Comments: F18      Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.		Election of Director: Linda R. Gooden	Management	For	For	For
1e.		Election of Director: Joseph Jimenez	Management	Against	For	Against

Comments: F18      Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.		Election of Director: Judith A. Miscik	Management	For	For	For
1g.		Election of Director: Patricia F. Russo	Management	Against	For	Against

Comments: F18      Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.		Election of Director: Thomas M. Schoewe	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.		Election of Director: Carol M. Stephenson	Management	Against	For	Against

Comments: F18      Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.		Election of Director: Mark A. Tatum	Management	For	For	For
1k.		Election of Director: Devin N. Wenig	Management	For	For	For
1l.		Election of Director: Margaret C. Whitman	Management	Against	For	Against

Comments: F18      Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		Advisory Approval of Named Executive Officer Compensation	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Ratification of the Selection of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for 2022	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.		Shareholder Proposal to Lower the Ownership Threshold to Call a Special Meeting	Shareholder	For	Against	Against

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

5.		Shareholder Proposal Regarding Separation of Chair and CEO Roles	Shareholder	For	Against	Against

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.		Shareholder Proposal Requesting a Report on the Use of Child Labor in Connection with Electric Vehicles	Shareholder	For	Against	Against

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

RESTAURANT BRANDS INTERNATIONAL INC.
Security		76131D103				Meeting Type	Annual
Ticker Symbol		QSR				Meeting Date	15-Jun-2022
ISIN		CA76131D1033			Agenda		935638520 - Management
Record Date		20-Apr-2022				Holding Recon Date	20-Apr-2022
City /	Country	/ United States				Vote Deadline	14-Jun-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Alexandre Behring		Withheld	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	2	João M. Castro-Neves		For	For	For
	3	M. de Limburg Stirum		For	For	For
	4	Paul J. Fribourg		Withheld	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Neil Golden		For	For	For
	6	Ali Hedayat		For	For	For
	7	Golnar Khosrowshahi		Withheld	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	8	Marc Lemann		For	For	For
	9	Jason Melbourne		For	For	For
	10	Giovanni (John) Prato		For	For	For
	11	Daniel S. Schwartz		For	For	For
	12	Thecla Sweeney		For	For	For
2.		Approval, on a non-binding advisory basis, of the compensation paid to named executive officers.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Appoint KPMG LLP as our auditors to serve until the close of the 2023 Annual General Meeting of Shareholders and authorize our directors to fix the auditors' remuneration.	Management	Withheld	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.		Consider a shareholder proposal to report on business strategy in the face of labour market pressure including information on franchisee human capital management.	Shareholder	For	Against	Against
Comments: After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.
AON PLC
Security		G0403H108				Meeting Type	Annual
Ticker Symbol		AON				Meeting Date	17-Jun-2022
ISIN		IE00BLP1HW54			Agenda		935632857 - Management
Record Date		14-Apr-2022				Holding Recon Date	14-Apr-2022
City /	Country	/ United States				Vote Deadline	15-Jun-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Lester B. Knight	Management	Against	For	Against

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.		Election of Director: Gregory C. Case	Management	For	For	For
1c.		Election of Director: Jin-Yong Cai	Management	For	For	For
1d.		Election of Director: Jeffrey C. Campbell	Management	For	For	For
1e.		Election of Director: Fulvio Conti	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.		Election of Director: Cheryl A. Francis	Management	For	For	For
1g.		Election of Director: J. Michael Losh	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.		Election of Director: Richard C. Notebaert	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i.		Election of Director: Gloria Santona	Management	For	For	For
1j.		Election of Director: Byron O. Spruell	Management	For	For	For
1k.		Election of Director: Carolyn Y. Woo	Management	For	For	For
2.		Advisory vote to approve the compensation of the Company's named executive officers.	Management	For	For	For
3.		Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution..

4.		Re-appoint Ernst & Young Chartered Accountants as the Company's statutory auditor under Irish law.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST these Resolutions.

5.		Authorize the Board or the Audit Committee of the Board to determine the remuneration of Ernst & Young Ireland, in its capacity as the Company's statutory auditor under Irish law.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST these Resolutions.

VMWARE, INC.
Security		928563402				Meeting Type	Annual
Ticker Symbol		VMW				Meeting Date	12-Jul-2022
ISIN		US9285634021			Agenda		935657645 - Management
Record Date		16-May-2022				Holding Recon Date	16-May-2022
City /	Country	/ United States				Vote Deadline	11-Jul-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Nicole Anasenes	Management	For	For	For
1b.		Election of Director: Marianne Brown	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.		Election of Director: Paul Sagan	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		An advisory vote to approve named executive officer compensation, as described in VMware's Proxy Statement.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		To ratify the selection by the Audit Committee of VMware's Board of Directors of PricewaterhouseCoopers LLP as VMware's independent auditor for the fiscal year ending February 3, 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

TAKE-TWO INTERACTIVE SOFTWARE, INC.
Security		874054109				Meeting Type	Annual
Ticker Symbol		TTWO				Meeting Date	16-Sep-2022
ISIN		US8740541094			Agenda		935695366 - Management
Record Date		25-Jul-2022				Holding Recon Date	25-Jul-2022
City /	Country	/ United States				Vote Deadline	15-Sep-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Strauss Zelnick	Management	Against	For	Against

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1b.		Election of Director: Michael Dornemann	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.		Election of Director: J. Moses	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.		Election of Director: Michael Sheresky	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.		Election of Director: LaVerne Srinivasan	Management	For	For	For
1f.		Election of Director: Susan Tolson	Management	For	For	For
1g.		Election of Director: Paul Viera	Management	For	For	For
1h.		Election of Director: Roland Hernandez	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.		Election of Director: William "Bing" Gordon	Management	For	For	For
1j.		Election of Director: Ellen Siminoff	Management	For	For	For
2.		Approval, on a non-binding advisory basis, of the compensation of the Company's "named executive officers" as disclosed in the Proxy Statement.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

PROLOGIS, INC.
Security		74340W103				Meeting Type	Special
Ticker Symbol		PLD				Meeting Date	28-Sep-2022
ISIN		US74340W1036			Agenda		935697651 - Management
Record Date		29-Jul-2022				Holding Recon Date	29-Jul-2022
City /	Country	/ United States				Vote Deadline	27-Sep-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.
To approve the "Prologis common stock
issuance proposal" (as defined in the Proxy
Statement), which involves the issuance of
common stock of Prologis, Inc. in
connection with the merger of Duke Realty
Corporation with and into Compton Merger
Sub LLC, pursuant to which each
outstanding share of Duke Realty
Corporation common stock will be
converted into the right to receive 0.475 of a
newly issued share of Prologis, Inc.
common stock, on the terms and conditions
set forth in the Agreement and Plan of
Merger, dated as of June 11, 2022.
			Management	For	For	For
2.
To approve one or more adjournments of
the Prologis, Inc. special meeting to another
date, time or place, if necessary or
appropriate, to solicit additional proxies in
favor of the Prologis common stock
issuance proposal (the "Prologis
adjournment proposal").
			Management	For	For	For
PROLOGIS, INC.
Security		74340W103				Meeting Type	Special
Ticker Symbol		PLD				Meeting Date	28-Sep-2022
ISIN		US74340W1036			Agenda		935699554 - Management
Record Date		08-Aug-2022				Holding Recon Date	08-Aug-2022
City /	Country	/ United States				Vote Deadline	27-Sep-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.
To approve the "Prologis common stock
issuance proposal" (as defined in the Proxy
Statement), which involves the issuance of
common stock of Prologis, Inc. in
connection with the merger of Duke Realty
Corporation with and into Compton Merger
Sub LLC, pursuant to which each
outstanding share of Duke Realty
Corporation common stock will be
converted into the right to receive 0.475 of a
newly issued share of Prologis, Inc.
common stock, on the terms and conditions
set forth in the Agreement and Plan of
Merger, dated as of June 11, 2022.
			Management	For	For	For
2.
To approve one or more adjournments of
the Prologis, Inc. special meeting to another
date, time or place, if necessary or
appropriate, to solicit additional proxies in
favor of the Prologis common stock
issuance proposal (the "Prologis
adjournment proposal").
			Management	For	For	For
VMWARE, INC.
Security		928563402				Meeting Type	Special
Ticker Symbol		VMW				Meeting Date	04-Nov-2022
ISIN		US9285634021			Agenda		935720563 - Management
Record Date		30-Sep-2022				Holding Recon Date	30-Sep-2022
City /	Country	/ United States				Vote Deadline	03-Nov-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.
The Merger Agreement Proposal: To vote
on a proposal to approve the First Merger
and the Second Merger (each as defined
below) & to adopt the Agreement & Plan of
Merger ("Merger Agreement"), dated as of
May 26, 2022, by and among VMware, Inc.
("VMware"), Broadcom Inc. ("Broadcom"),
Verona Holdco, Inc., a direct wholly owned
subsidiary of VMware ("Holdco"), Verona
Merger Sub, Inc., a direct wholly owned
subsidiary of Holdco ("Merger Sub 1"),
Barcelona Merger Sub 2, Inc., a direct
wholly owned subsidiary of Broadcom
("Merger Sub 2"), and Barcelona Merger
Sub 3, LLC.
			Management	For	For	For
2.
The Merger-Related Compensation
Proposal: To vote on a proposal to approve
on an advisory (non-binding) basis the
compensation that may be paid or become
payable to VMware's named executive
officers that is based on or otherwise
relates to the Transactions.
			Management	Against	For	Against

Comments: While, as described above, we support voting for the proposed merger, and while recognizing that this golden parachute proposal is advisory (the voting results of which should not interfere with passage of the merger), we are compelled to comment that, in our view, the total compensation of  the executives is excessive by any reasonable standard. Excessive executive compensation packages have been on-going cause of concern among shareholders and investors. While the Company argues that its severance and termination payments are based upon the employment agreement, in our view and based on the foregoing, the golden parachute exceeds of what we believe is excessive and is not in the best interests of the
Company and its stockholders. We recommend a vote AGAINST this Proposal.

3.
The Adjournment Proposal: To vote on a
proposal to approve the adjournment of the
special meeting, if necessary, to solicit
additional proxies if there are not sufficient
votes to approve the Merger Agreement
Proposal.
			Management	For	For	For
4.
Charter Amendment Proposal: To vote to
approve and adopt an amendment to
VMware's Certificate of Incorporation to
eliminate the personal liability of VMware's
officers for monetary damages for breach of
fiduciary duty as an officer, except to the
extent such an exemption from liability or
limitation thereof is not permitted by the
General Corporation Law of the State of
Delaware.
			Management	For	For	For
ORACLE CORPORATION
Security		68389X105				Meeting Type	Annual
Ticker Symbol		ORCL				Meeting Date	16-Nov-2022
ISIN		US68389X1054			Agenda		935715182 - Management
Record Date		19-Sep-2022				Holding Recon Date	19-Sep-2022
City /	Country	/ United States				Vote Deadline	15-Nov-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Awo Ablo		For	For	For
	2	Jeffrey S. Berg		Withheld	For	Against

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	3	Michael J. Boskin		Withheld	For	Against

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	4	Safra A. Catz		For	For	For
	5	Bruce R. Chizen		Withheld	For	Against

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	6	George H. Conrades		Withheld	For	Against

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice. Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	7	Lawrence J. Ellison		Withheld	For	Against

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

	8	Rona A. Fairhead		For	For	For
	9	Jeffrey O. Henley		For	For	For
	10	Renee J. James		For	For	For
	11	Charles W. Moorman		Withheld	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	12	Leon E. Panetta		Withheld	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	13	William G. Parrett		For	For	For
	14	Naomi O. Seligman		Withheld	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	15	Vishal Sikka		For	For	For
2.		Advisory Vote to Approve the Compensation of our Named Executive Officers.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Ratification of the Selection of our Independent Registered Public Accounting Firm.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

MICROSOFT CORPORATION
Security		594918104				Meeting Type	Annual
Ticker Symbol		MSFT				Meeting Date	13-Dec-2022
ISIN		US5949181045			Agenda		935722567 - Management
Record Date		12-Oct-2022				Holding Recon Date	12-Oct-2022
City /	Country	/ United States				Vote Deadline	12-Dec-2022 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Reid G. Hoffman	Management	For	For	For
1b.		Election of Director: Hugh F. Johnston	Management	For	For	For
1c.		Election of Director: Teri L. List	Management	For	For	For
1d.		Election of Director: Satya Nadella	Management	Against	For	Against

Comments: F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.		Election of Director: Sandra E. Peterson	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.		Election of Director: Penny S. Pritzker	Management	For	For	For
1g.		Election of Director: Carlos A. Rodriguez	Management	For	For	For
1h.		Election of Director: Charles W. Scharf	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.		Election of Director: John W. Stanton	Management	For	For	For
1j.		Election of Director: John W. Thompson	Management	For	For	For
1k.		Election of Director: Emma N. Walmsley	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1l.		Election of Director: Padmasree Warrior	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		Advisory vote to approve named executive officer compensation	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Ratification of the Selection of Deloitte & Touche LLP as our Independent Auditor for Fiscal Year 2023	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.		Shareholder Proposal - Cost/Benefit Analysis of Diversity and Inclusion	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

5.		Shareholder Proposal - Report on Hiring of Persons with Arrest or Incarceration Records	Shareholder	For	Against	Against

Comments: We believe that a company's success depends upon its ability to embrace diversity. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.		Shareholder Proposal - Report on Investment of Retirement Funds in Companies Contributing to Climate Change	Shareholder	Against	Against	For
7.		Shareholder Proposal - Report on Government Use of Microsoft Technology	Shareholder	For	Against	Against

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.		Shareholder Proposal - Report on Development of Products for Military	Shareholder	Against	Against	For
9.		Shareholder Proposal - Report on Tax Transparency	Shareholder	Against	Against	For
BERRY GLOBAL GROUP, INC.
Security		08579W103				Meeting Type	Annual
Ticker Symbol		BERY				Meeting Date	15-Feb-2023
ISIN		US08579W1036			Agenda		935756265 - Management
Record Date		27-Dec-2022				Holding Recon Date	27-Dec-2022
City /	Country	/ United States				Vote Deadline	14-Feb-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: B. Evan Bayh	Management	Against	For	Against

Comments: affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
 Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.		Election of Director: Jonathan F. Foster	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.		Election of Director: Idalene F. Kesner	Management	For	For	For
1d.		Election of Director: Jill A. Rahman	Management	For	For	For
1e.		Election of Director: Carl J. Rickertsen	Management	Against	For	Against

Comments: affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
 Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.		Election of Director: Thomas E. Salmon	Management	Against	For	Against

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1g.		Election of Director: Chaney M. Sheffield	Management	For	For	For
1h.		Election of Director: Robert A. Steele	Management	For	For	For
1i.		Election of Director: Stephen E. Sterrett	Management	For	For	For
1j.		Election of Director: Scott B. Ullem	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		To ratify the selection of Ernst & Young LLP as Berry's independent registered public accountants for the fiscal year ending September 30, 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		To approve, on an advisory, non-binding basis, our executive compensation.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

ANALOG DEVICES, INC.
Security		032654105				Meeting Type	Annual
Ticker Symbol		ADI				Meeting Date	08-Mar-2023
ISIN		US0326541051			Agenda		935758740 - Management
Record Date		03-Jan-2023				Holding Recon Date	03-Jan-2023
City /	Country	/ United States				Vote Deadline	07-Mar-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Vincent Roche	Management	Against	For	Against

Comments: Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs
Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.		Election of Director: James A. Champy	Management	Against	For	Against

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1c.		Election of Director: André Andonian	Management	For	For	For
1d.		Election of Director: Anantha P. Chandrakasan	Management	For	For	For
1e.		Election of Director: Edward H. Frank	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.		Election of Director: Laurie H. Glimcher	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.		Election of Director: Karen M. Golz	Management	For	For	For
1h.		Election of Director: Mercedes Johnson	Management	For	For	For
1i.		Election of Director: Kenton J. Sicchitano	Management	Against	For	Against

Comments: Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1j.		Election of Director: Ray Stata	Management	For	For	For
1k.		Election of Director: Susie Wee	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		Advisory vote to approve the compensation of our named executive officers.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Advisory vote on the frequency of future advisory votes on the compensation of our named executive officers.	Management	1 Year	1 Year	For
4.		Ratification of the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

APPLE INC.
Security		037833100				Meeting Type	Annual
Ticker Symbol		AAPL				Meeting Date	10-Mar-2023
ISIN		US0378331005			Agenda		935757700 - Management
Record Date		09-Jan-2023				Holding Recon Date	09-Jan-2023
City /	Country	/ United States				Vote Deadline	09-Mar-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a		Election of Director: James Bell	Management	For	For	For
1b		Election of Director: Tim Cook	Management	For	For	For
1c		Election of Director: Al Gore	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d		Election of Director: Alex Gorsky	Management	For	For	For
1e		Election of Director: Andrea Jung	Management	Against	For	Against

Comments: F18       Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f		Election of Director: Art Levinson	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18       Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1g		Election of Director: Monica Lozano	Management	For	For	For
1h		Election of Director: Ron Sugar	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1i		Election of Director: Sue Wagner	Management	For	For	For
2.		Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for fiscal 2023	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		Advisory vote to approve executive compensation	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.		Advisory vote on the frequency of advisory votes on executive compensation	Management	1 Year	1 Year	For
5.		A shareholder proposal entitled "Civil Rights and Non-Discrimination Audit Proposal"	Shareholder	For	Against	Against

Comments: We believe that a company's success depends upon its ability to embrace diversity in the community it serves. As such, we believe that adoption of this proposal is in the best interests of the
Company and its shareholders.  As such, in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

6.		A shareholder proposal entitled "Communist China Audit"	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. Accordingly, we recommend a vote FOR this Proposal.

7.		A shareholder proposal on Board policy for communication with shareholder proponents	Shareholder	Against	Against	For
8.		A shareholder proposal entitled "Racial and Gender Pay Gaps"	Shareholder	For	Against	Against

Comments: We believe that approval of the proposal is necessary and warranted in the Company. Pay disparities by gender and race in companies, in our view, could bring operational risks and reputational damage that is detrimental to shareholder value. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones Guidelines, we recommend a vote FOR this Proposal.

9.		A shareholder proposal entitled "Shareholder Proxy Access Amendments"	Shareholder	For	Against	Against

Comments: We believe that adopting a proxy access bylaw in accordance to the shareholder proposal is in the best interests of the Company and its shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

ADOBE INC.
Security		00724F101				Meeting Type	Annual
Ticker Symbol		ADBE				Meeting Date	20-Apr-2023
ISIN		US00724F1012			Agenda		935770126 - Management
Record Date		21-Feb-2023				Holding Recon Date	21-Feb-2023
City /	Country	/ United States				Vote Deadline	19-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director to serve for a one-year term: Amy Banse	Management	Against	For	Against

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1b.		Election of Director to serve for a one-year term: Brett Biggs	Management	For	For	For
1c.		Election of Director to serve for a one-year term: Melanie Boulden	Management	Against	For	Against

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.		Election of Director to serve for a one-year term: Frank Calderoni	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.		Election of Director to serve for a one-year term: Laura Desmond	Management	Against	For	Against

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1f.		Election of Director to serve for a one-year term: Shantanu Narayen	Management	Against	For	Against

Comments: F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1g.		Election of Director to serve for a one-year term: Spencer Neumann	Management	For	For	For
1h.		Election of Director to serve for a one-year term: Kathleen Oberg	Management	For	For	For
1i.		Election of Director to serve for a one-year term: Dheeraj Pandey	Management	For	For	For
1j.		Election of Director to serve for a one-year term: David Ricks	Management	Against	For	Against

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.		Election of Director to serve for a one-year term: Daniel Rosensweig	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1l.		Election of Director to serve for a one-year term: John Warnock	Management	For	For	For
2.		Approve the 2019 Equity Incentive Plan, as amended, to increase the available share reserve by 12,000,000 shares.	Management	Against	For	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Ratify the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending on December 1, 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.		Approve, on an advisory basis, the compensation of our named executive officers.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.		Approve, on an advisory basis, the frequency of the advisory vote on executive compensation.	Management	1 Year	1 Year	For
6.		Stockholder Proposal - Report on Hiring of Persons with Arrest or Incarceration Records.	Shareholder	For	Against	Against

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders.  As such, in accordance with the Egan-Jones'
Guidelines, we recommend a vote FOR this Proposal.

NESTLE S.A.
Security		641069406				Meeting Type	Annual
Ticker Symbol		NSRGY				Meeting Date	20-Apr-2023
ISIN		US6410694060			Agenda		935795039 - Management
Record Date		13-Mar-2023				Holding Recon Date	13-Mar-2023
City /	Country	/ United States				Vote Deadline	12-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A		Approval of the Annual Review, the financial statements of Nestlé S.A. and the consolidated financial statements of the Nestlé Group for 2022	Management	For	For	For
1B		Acceptance of the Compensation Report 2022 (advisory vote)	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Resolution.

2		Discharge to the members of the Board of Directors and of the Management for 2022	Management	For	For	For
3		Appropriation of profit resulting from the balance sheet of Nestlé S.A. (proposed dividend) for the financial year 2022	Management	For	For	For
4AA		Re-election of the member of the Board of Director: Paul Bulcke, as member and Chairman	Management	For	For	For
4AB		Re-election of the member of the Board of Director: Ulf Mark Schneider	Management	For	For	For
4AC		Re-election of the member of the Board of Director: Henri de Castries	Management	For	For	For
4AD		Re-election of the member of the Board of Director: Renato Fassbind	Management	For	For	For
4AE		Re-election of the member of the Board of Director: Pablo Isla	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

4AF		Re-election of the member of the Board of Director: Patrick Aebischer	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

4AG		Re-election of the member of the Board of Director: Kimberly A. Ross	Management	For	For	For
4AH		Re-election of the member of the Board of Director: Dick Boer	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

4AI		Re-election of the member of the Board of Director: Dinesh Paliwal	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

4AJ		Re-election of the member of the Board of Director: Hanne Jimenez de Mora	Management	For	For	For
4AK		Re-election of the member of the Board of Director: Lindiwe Majele Sibanda	Management	For	For	For
4AL		Re-election of the member of the Board of Director: Chris Leong	Management	For	For	For
4AM		Re-election of the member of the Board of Director: Luca Maestri	Management	For	For	For
4BA		Election to the Board of Director: Rainer Blair	Management	For	For	For
4BB		Election to the Board of Director: Marie- Gabrielle Ineichen-Fleisch	Management	For	For	For
4CA		Election of the member of the Compensation Committee: Pablo Isla	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

4CB		Election of the member of the Compensation Committee: Patrick Aebischer	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

4CC		Election of the member of the Compensation Committee: Dick Boer	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

4CD		Election of the member of the Compensation Committee: Dinesh Paliwal	Management	Against	For	Against

Comments: Member of the Compensation Committee and the Company earns a compensation score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor rating and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

4D		Election of the statutory auditors Ernst & Young Ltd, Lausanne branch	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Some Concerns and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

4E		Election of the Independent Representative Hartmann Dreyer, Attorneys-at-law	Management	For	For	For
5A		Approval of the compensation of the Board of Directors	Management	For	For	For
5B		Approval of the compensation of the Executive Board	Management	Against	For	Against

Comments: While we recognize that approval of this proposal will help the Company to attract, retain and motivate its executives and key personnel whose efforts are essential to its success, however, given the
Compensation Score we give this Company, we recommend that clients vote AGAINST this Resolution.

6		Capital reduction (by cancellation of shares)	Management	For	For	For
7A		Amendments of Provisions of the Articles of Association pertaining to the General Meeting	Management	For	For	For
7B		Amendments of Provisions of the Articles of Association pertaining to the Board of Directors, Compensation, Contracts and Mandates and Miscellaneous Provisions	Management	For	For	For
8		In the event of any yet unknown new or modified proposal by a shareholder during the General Meeting, I instruct the Independent Representative to vote as follows.	Management	Against	Against	For
Comments: We do not recommend that shareholders approve in advance matters of which they have no knowledge. Accordingly, we recommend a vote AGAINST this Resolution.
APTIV PLC
Security		G6095L109				Meeting Type	Annual
Ticker Symbol		APTV				Meeting Date	26-Apr-2023
ISIN		JE00B783TY65			Agenda		935775443 - Management
Record Date		02-Mar-2023				Holding Recon Date	02-Mar-2023
City /	Country	/ United States				Vote Deadline	21-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Kevin P. Clark	Management	For	For	For
1b.		Election of Director: Richard L. Clemmer	Management	For	For	For
1c.		Election of Director: Nancy E. Cooper	Management	For	For	For
1d.		Election of Director: Joseph L. Hooley	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.		Election of Director: Merit E. Janow	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.		Election of Director: Sean O. Mahoney	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1g.		Election of Director: Paul M. Meister	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.		Election of Director: Robert K. Ortberg	Management	For	For	For
1i.		Election of Director: Colin J. Parris	Management	For	For	For
1j.		Election of Director: Ana G. Pinczuk	Management	For	For	For
2.		Proposal to re-appoint auditors, ratify independent public accounting firm and authorize the directors to determine the fees paid to the auditors.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		Say-on-Pay - To approve, by advisory vote, executive compensation.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

GLOBAL PAYMENTS INC.
Security		37940X102				Meeting Type	Annual
Ticker Symbol		GPN				Meeting Date	27-Apr-2023
ISIN		US37940X1028			Agenda		935777093 - Management
Record Date		03-Mar-2023				Holding Recon Date	03-Mar-2023
City /	Country	/ United States				Vote Deadline	26-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: F. Thaddeus Arroyo	Management	For	For	For
1b.		Election of Director: Robert H.B. Baldwin, Jr.	Management	Against	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.		Election of Director: John G. Bruno	Management	Against	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.		Election of Director: Joia M. Johnson	Management	Against	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.		Election of Director: Ruth Ann Marshall	Management	For	For	For
1f.		Election of Director: Connie D. McDaniel	Management	For	For	For
1g.		Election of Director: Joseph H. Osnoss	Management	Against	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1h.		Election of Director: William B. Plummer	Management	For	For	For
1i.		Election of Director: Jeffrey S. Sloan	Management	For	For	For
1j.		Election of Director: John T. Turner	Management	For	For	For
1k.		Election of Director: M. Troy Woods	Management	For	For	For
2.		Approval, on an advisory basis, of the compensation of our named executive officers for 2022.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Approval, on an advisory basis, of the frequency of the advisory vote on executive compensation.	Management	1 Year	1 Year	For
4.		Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.		Advisory shareholder proposal on shareholder ratification of termination pay.	Shareholder	For	Against	Against

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

CROWN HOLDINGS, INC.
Security		228368106				Meeting Type	Annual
Ticker Symbol		CCK				Meeting Date	27-Apr-2023
ISIN		US2283681060			Agenda		935790116 - Management
Record Date		07-Mar-2023				Holding Recon Date	07-Mar-2023
City /	Country	/ United States				Vote Deadline	26-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Timothy J. Donahue		Withheld	For	Against

Comments: F21         Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

	2	Richard H. Fearon		For	For	For
	3	Andrea J. Funk		Withheld	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	4	Stephen J. Hagge		Withheld	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Jesse A. Lynn		For	For	For
	6	James H. Miller		Withheld	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	7	Josef M. Muller		Withheld	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	8	B. Craig Owens		For	For	For
	9	Angela M. Snyder		For	For	For
	10	Caesar F. Sweitzer		For	For	For
	11	Andrew J. Teno		Withheld	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	12	Marsha C. Williams		Withheld	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	13	Dwayne A. Wilson		For	For	For
2.		Ratification of the appointment of independent auditors for the fiscal year ending December 31, 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		Approval by advisory vote of the resolution on executive compensation as described in the Proxy Statement.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value. Therefore, we recommend a vote AGAINST this
Proposal.

4.		Approval by advisory vote on the frequency of future Say-on-Pay votes.	Management	1 Year	1 Year	For
5.		Consideration of a Shareholder's proposal seeking Shareholder ratification of termination pay.	Shareholder	For	Against	Against

Comments: We believe that the Company's compensation practices have been and will continue to be a key factor in the ability to deliver strong results. Furthermore, we believe that adopting the this proposal would put the Company at a competitive advantage in recruiting and retaining executive talent and that it is in the best interests of the  Company and its stockholders for the independent Compensation Committee to retain the flexibility to design and administer competitive compensation program. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

FRANCO-NEVADA CORPORATION
Security		351858105				Meeting Type	Annual and Special Meeting
Ticker Symbol		FNV				Meeting Date	02-May-2023
ISIN		CA3518581051			Agenda		935800309 - Management
Record Date		14-Mar-2023				Holding Recon Date	14-Mar-2023
City /	Country	/ Canada				Vote Deadline	27-Apr-2023 11:59 PM ET
SEDOL(s)					Quick Code

Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1A		Election of Director - David Harquail	Management	For	For	For
1B		Election of Director - Paul Brink	Management	For	For	For
1C		Election of Director - Tom Albanese	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1D		Election of Director - Derek W. Evans	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18         Member of the Compensation Committee and the Company earns a compensation score of Some
Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1E		Election of Director - Catharine Farrow	Management	For	For	For
1F		Election of Director - Maureen Jensen	Management	Against	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1G		Election of Director - Jennifer Maki	Management	For	For	For
1H		Election of Director - Randall Oliphant	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1I		Election of Director - Jacques Perron	Management	Against	For	Against

Comments: F18         Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2		Appointment of PricewaterhouseCoopers LLP, Chartered Professional Accountants, as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	Management	Withheld	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3		Acceptance of the Corporation's approach to executive compensation.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

PROLOGIS, INC.
Security		74340W103				Meeting Type	Annual
Ticker Symbol		PLD				Meeting Date	04-May-2023
ISIN		US74340W1036			Agenda		935786814 - Management
Record Date		07-Mar-2023				Holding Recon Date	07-Mar-2023
City /	Country	/ United States				Vote Deadline	03-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Hamid R. Moghadam	Management	Against	For	Against

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the boardroom, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.		Election of Director: Cristina G. Bita	Management	For	For	For
1c.		Election of Director: James B. Connor	Management	For	For	For
1d.		Election of Director: George L. Fotiades	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.		Election of Director: Lydia H. Kennard	Management	For	For	For
1f.		Election of Director: Irving F. Lyons III	Management	For	For	For
1g.		Election of Director: Avid Modjtabai	Management	For	For	For
1h.		Election of Director: David P. O'Connor	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.		Election of Director: Olivier Piani	Management	For	For	For
1j.		Election of Director: Jeffrey L. Skelton	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1k.		Election of Director: Carl B. Webb	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

2.		Advisory Vote to Approve the Company's Executive Compensation for 2022.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Advisory Vote on the Frequency of Future Advisory Votes on the Company's Executive Compensation.	Management	1 Year	1 Year	For
4.		Ratification of the Appointment of KPMG LLP as the Company's Independent Registered Public Accounting Firm for the Year 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

BERKSHIRE HATHAWAY INC.
Security		084670702				Meeting Type	Annual
Ticker Symbol		BRKB				Meeting Date	06-May-2023
ISIN		US0846707026			Agenda		935785418 - Management
Record Date		08-Mar-2023				Holding Recon Date	08-Mar-2023
City /	Country	/ United States				Vote Deadline	05-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Warren E. Buffett		Withheld	For	Against

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

	2	Charles T. Munger		For	For	For
	3	Gregory E. Abel		For	For	For
	4	Howard G. Buffett		For	For	For
	5	Susan A. Buffett		For	For	For
	6	Stephen B. Burke		Withheld	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	7	Kenneth I. Chenault		For	For	For
	8	Christopher C. Davis		For	For	For
	9	Susan L. Decker		For	For	For
	10	Charlotte Guyman		For	For	For
	11	Ajit Jain		For	For	For
	12	Thomas S. Murphy, Jr.		For	For	For
	13	Ronald L. Olson		For	For	For
	14	Wallace R. Weitz		For	For	For
	15	Meryl B. Witmer		For	For	For
2.		Non-binding resolution to approve the compensation of the Company's Named Executive Officers, as described in the 2023 Proxy Statement.	Management	For	For	For
3.		Non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the Company shall be entitled to have an advisory vote on executive compensation.	Management	1 Year	3 Years	Against

Comments: It is our opinion that an annual say-on-pay vote is the accepted standard for companies today and a requirement for good corporate governance. Furthermore, we believe that triennial advisory vote on executive compensation will hinder shareholders from providing the Company with direct input on their respective compensation philosophy, policies and practices as disclosed in the proxy statement. We do not concur with the current board's recommendation of a triennial ratification (non-binding vote) on this issue.
We recommend a vote AGAINST the option of triennial (every three years) as the frequency with which shareholders will be provided an advisory vote on executive compensation.

4.		Shareholder proposal regarding how the Company manages physical and transitional climate related risks and opportunities.	Shareholder	For	Against	Against

Comments: We believe that the report on climate change will develop new methods that can be applied globally when sufficient observations exist. Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.
After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Proxy Guidelines, we recommend a vote FOR this Proposal.

5.		Shareholder proposal regarding how climate related risks are being governed by the Company.	Shareholder	For	Against	Against

Comments: We believe that the report on climate change will develop new methods that can be applied globally when sufficient observations exist. Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.
After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'
Proxy Guidelines, we recommend a vote FOR this Proposal.

6.		Shareholder proposal regarding how the Company intends to measure, disclose and reduce GHG emissions associated with its underwriting, insuring and investment activities.	Shareholder	For	Against	Against

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this
Proposal.

7.		Shareholder proposal regarding the reporting on the effectiveness of the Corporation's diversity, equity and inclusion efforts.	Shareholder	For	Against	Against

Comments: We believe that the proposal warrants shareholder approval. We believe that the proposal would encourage good governance and enhance shareholder value by bringing together a diverse range of skills and experience necessary in building a constructive and challenging workforce. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

8.		Shareholder proposal regarding the adoption of a policy requiring that two separate people hold the offices of the Chairman and the CEO.	Shareholder	For	Against	Against

Comments: We believe that there is an inherent potential conflict, in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

9.		Shareholder proposal requesting that the Company avoid supporting or taking a public policy position on controversial social and political issues.	Shareholder	Against	Against	For
Comments: We believe that approval of the proposal is not in the best interests of the Company and its shareholders. We recommend a vote AGAINST this Proposal.
DANAHER CORPORATION
Security		235851102				Meeting Type	Annual
Ticker Symbol		DHR				Meeting Date	09-May-2023
ISIN		US2358511028			Agenda		935795510 - Management
Record Date		10-Mar-2023				Holding Recon Date	10-Mar-2023
City /	Country	/ United States				Vote Deadline	08-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Rainer M. Blair	Management	For	For	For
1b.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Feroz Dewan	Management	For	For	For
1c.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Linda Filler	Management	For	For	For
1d.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Teri List	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Walter G. Lohr, Jr.	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Jessica L. Mega, MD, MPH	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Mitchell P. Rales	Management	For	For	For
1h.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Steven M. Rales	Management	For	For	For
1i.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Pardis C. Sabeti, MD, D. PHIL	Management	For	For	For
1j.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: A. Shane Sanders	Management	For	For	For
1k.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: John T. Schwieters	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1l.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Alan G. Spoon	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1m.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Raymond C. Stevens, Ph.D	Management	For	For	For
1n.		Election of Director to hold office until the 2024 Annual Meeting of Shareholders: Elias A. Zerhouni, MD	Management	For	For	For
2.		To ratify the selection of Ernst & Young LLP as Danaher's independent registered public accounting firm for the year ending December 31, 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		To approve on an advisory basis the Company's named executive officer compensation.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.		To hold an advisory vote relating to the frequency of future shareholder advisory votes on the Company's executive officer compensation.	Management	1 Year	1 Year	For
5.		To act upon a shareholder proposal requesting adoption of a policy separating the chair and CEO roles and requiring an independent Board Chair whenever possible.	Shareholder	For	Against	Against

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.		To act upon a shareholder proposal requesting a report to shareholders on the effectiveness of the Company's diversity, equity and inclusion efforts.	Shareholder	For	Against	Against

Comments: We believe that a company's success depends upon its ability to embrace diversity and to draw upon the skills, expertise, and experience of its workforce. As such, we believe that adoption of this proposal is in the best interests of the Company and its shareholders. As such, we recommend a vote FOR this Proposal.

JPMORGAN CHASE & CO.
Security		46625H100				Meeting Type	Annual
Ticker Symbol		JPM				Meeting Date	16-May-2023
ISIN		US46625H1005			Agenda		935797223 - Management
Record Date		17-Mar-2023				Holding Recon Date	17-Mar-2023
City /	Country	/ United States				Vote Deadline	15-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Linda B. Bammann	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1b.		Election of Director: Stephen B. Burke	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.		Election of Director: Todd A. Combs	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.		Election of Director: James S. Crown	Management	For	For	For
1e.		Election of Director: Alicia Boler Davis	Management	For	For	For
1f.		Election of Director: James Dimon	Management	Against	For	Against

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

1g.		Election of Director: Timothy P. Flynn	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.		Election of Director: Alex Gorsky	Management	For	For	For
1i.		Election of Director: Mellody Hobson	Management	For	For	For
1j.		Election of Director: Michael A. Neal	Management	For	For	For
1k.		Election of Director: Phebe N. Novakovic	Management	For	For	For
1l.		Election of Director: Virginia M. Rometty	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		Advisory resolution to approve executive compensation	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Advisory vote on frequency of advisory resolution to approve executive compensation	Management	1 Year	1 Year	For
4.		Ratification of independent registered public accounting firm	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.		Independent board chairman	Shareholder	For	Against	Against

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.		Fossil fuel phase out	Shareholder	Against	Against	For

Comments: We do not believe that the expenditure of the additional human and financial resources that would be required to adopt this proposal would be a necessary or prudent use of Company and shareholder assets. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-
Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.		Amending public responsibility committee charter to include mandate to oversee animal welfare impact and risk	Shareholder	Against	Against	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.		Special shareholder meeting improvement	Shareholder	For	Against	Against

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

9.		Report on climate transition planning	Shareholder	For	Against	Against

Comments: Climate change is one of the most financially significant environmental issues currently facing investors.  Data on occupational safety and health, vendor and labor standards, waste and water reduction targets and product-related environmental impacts are important business considerations. Not managing these properly could pose significant regulatory, legal, reputational and financial risks. Tracking and reporting on ESG business practices makes a company more responsive to a global business environment which is characterized by finite natural resources, changing legislation, and heightened public expectations for corporate accountability. Reporting also helps companies better integrate and gain strategic value from existing sustainability efforts, identify gaps and opportunities in products and processes, develop company-
wide communications, publicize innovative practices, and receive feedback. We believe that approval of this proposal is in the best interests of the Company and its shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

10.		Report on ensuring respect for civil liberties	Shareholder	For	Against	Against

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

11.		Report analyzing the congruence of the company's political and electioneering expenditures	Shareholder	Against	Against	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. We recommend a vote AGAINST this Proposal.

12.		Absolute GHG reduction goals	Shareholder	For	Against	Against

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

FISERV, INC.
Security		337738108				Meeting Type	Annual
Ticker Symbol		FISV				Meeting Date	17-May-2023
ISIN		US3377381088			Agenda		935806096 - Management
Record Date		20-Mar-2023				Holding Recon Date	20-Mar-2023
City /	Country	/ United States				Vote Deadline	16-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Frank J. Bisignano		For	For	For
	2	Henrique de Castro		Withheld	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	3	Harry F. DiSimone		For	For	For
	4	Dylan G. Haggart		Withheld	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	5	Wafaa Mamilli		For	For	For
	6	Heidi G. Miller		For	For	For
	7	Doyle R. Simons		Withheld	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F18           Member of the Compensation Committee and the Company earns a compensation score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

	8	Kevin M. Warren		For	For	For
2.		To approve, on an advisory basis, the compensation of the named executive officers of Fiserv, Inc.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Advisory vote on the frequency of advisory votes on the compensation of the named executive officers of Fiserv, Inc.	Management	1 Year	1 Year	For
4.		To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Fiserv, Inc. for 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.		Shareholder proposal requesting an independent board chair policy.	Shareholder	For	Against	Against

Comments: Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

MONDELEZ INTERNATIONAL, INC.
Security		609207105				Meeting Type	Annual
Ticker Symbol		MDLZ				Meeting Date	17-May-2023
ISIN		US6092071058			Agenda		935809357 - Management
Record Date		08-Mar-2023				Holding Recon Date	08-Mar-2023
City /	Country	/ United States				Vote Deadline	16-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Lewis W.K. Booth	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1b.		Election of Director: Charles E. Bunch	Management	For	For	For
1c.		Election of Director: Ertharin Cousin	Management	For	For	For
1d.		Election of Director: Jorge S. Mesquita	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation, and Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1e.		Election of Director: Anindita Mukherjee	Management	For	For	For
1f.		Election of Director: Jane Hamilton Nielsen	Management	For	For	For
1g.		Election of Director: Patrick T. Siewert	Management	Against	For	Against

Comments: F10           Affiliation - Ex-Officio - Member of a Key Board Committee

According to Egan-Jones' Proxy Guidelines, a director who serves on the Company board in an ex-officio capacity is considered affiliated. We believe that key Board committees namely Audit, Compensation, and
Nominating Committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1h.		Election of Director: Michael A. Todman	Management	For	For	For
1i.		Election of Director: Dirk Van de Put	Management	Against	For	Against

Comments: F21           Combined CEO and Board Chair Positions and the Company Earns a Board Score
of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

2.		Advisory Vote to Approve Executive Compensation.	Management	For	For	For
3.		Advisory Vote on the Frequency of Future Votes to Approve Executive Compensation.	Management	1 Year	1 Year	For
4.		Ratification of the Selection of PricewaterhouseCoopers LLP as Independent Registered Public Accountants for Fiscal Year Ending December 31, 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.		Require Independent Chair of the Board.	Shareholder	For	Against	Against

Comments: We believe that there is an inherent potential conflict in having an Inside director serve as the
Chairman of the board. Consequently, we prefer that companies separate the roles of the Chairman and
CEO and that the Chairman be independent to further ensure board independence and accountability. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy
Guidelines, we recommend a vote FOR this Proposal.

6.		Publish Annual Benchmarks for Achieving Company's 2025 Cage-Free Egg Goal.	Shareholder	Against	Against	For

Comments: We believe that the preparation of an additional report to stockholders as requested by the proponent would not be a good use of company resources. As such, in accordance with Egan-Jones' Proxy
Guidelines, we recommend a vote AGAINST this Proposal.

7.		Adopt Public Targets to Eradicate Child Labor in Cocoa Supply Chain	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. In accordance with Egan-
Jones' Guidelines, we recommend a vote FOR this Proposal.

CHUBB LIMITED
Security		H1467J104				Meeting Type	Annual
Ticker Symbol		CB				Meeting Date	17-May-2023
ISIN		CH0044328745			Agenda		935813027 - Management
Record Date		24-Mar-2023				Holding Recon Date	24-Mar-2023
City /	Country	/ United States				Vote Deadline	15-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1		Approval of the management report, standalone financial statements and consolidated financial statements of Chubb Limited for the year ended December 31, 2022	Management	For	For	For
2a		Allocation of disposable profit	Management	For	For	For
2b		Distribution of a dividend out of legal reserves (by way of release and allocation to a dividend reserve)	Management	For	For	For
3		Discharge of the Board of Directors	Management	For	For	For
4a		Election of PricewaterhouseCoopers AG (Zurich) as our statutory auditor	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4b		Ratification of appointment of PricewaterhouseCoopers LLP (United States) as independent registered public accounting firm for purposes of U.S. securities law reporting	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4c		Election of BDO AG (Zurich) as special audit firm	Management	For	For	For
5a		Election of Director: Evan G. Greenberg	Management	Against	For	Against

Comments: Combined CEO and Board Chair positions and the Company earns a board score of Some
Concerns

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

5b		Election of Director: Michael P. Connors	Management	Against	For	Against

Comments: Affiliated Outside director serving as a member of the Compensation and Nominating
Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5c		Election of Director: Michael G. Atieh	Management	For	For	For
5d		Election of Director: Kathy Bonanno	Management	For	For	For
5e		Election of Director: Nancy K. Buese	Management	For	For	For
5f		Election of Director: Sheila P. Burke	Management	For	For	For
5g		Election of Director: Michael L. Corbat	Management	For	For	For
5h		Election of Director: Robert J. Hugin	Management	For	For	For
5i		Election of Director: Robert W. Scully	Management	For	For	For
5j		Election of Director: Theodore E. Shasta	Management	Against	For	Against

Comments: Affiliated Outside director serving as a member of the Audit Committee
According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

5k		Election of Director: David H. Sidwell	Management	For	For	For
5l		Election of Director: Olivier Steimer	Management	For	For	For
5m		Election of Director: Frances F. Townsend	Management	For	For	For
6		Election of Evan G. Greenberg as Chairman of the Board of Directors	Management	Against	For	Against

Comments: Combined CEO and Board Chair positions and the Company earns a board score of Some
Concerns

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability

7a		Election of the Compensation Committee of the Board of Directors: Michael P. Connors	Management	Against	For	Against

Comments: Affiliated Outside director serving as a member of the Compensation and Nominating
Committees

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, with the exception of diverse nominees.
We believe that key Board committees namely Audit, Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

7b		Election of the Compensation Committee of the Board of Directors: David H. Sidwell	Management	For	For	For
7c		Election of the Compensation Committee of the Board of Directors: Frances F. Townsend	Management	For	For	For
8		Election of Homburger AG as independent proxy	Management	For	For	For
9a		Amendments to the Articles of Association: Amendments relating to Swiss corporate law updates	Management	For	For	For
9b		Amendments to the Articles of Association: Amendment to advance notice period	Management	For	For	For
10a		Reduction of share capital: Cancellation of repurchased shares	Management	For	For	For
10b		Reduction of share capital: Par value reduction	Management	For	For	For
11a		Approval of the compensation of the Board of Directors and Executive Management under Swiss law requirements: Maximum compensation of the Board of Directors until the next annual general meeting	Management	For	For	For
11b		Approval of the compensation of the Board of Directors and Executive Management under Swiss law requirements: Maximum compensation of Executive Management for the 2024 calendar year	Management	For	For	For
11c		Approval of the compensation of the Board of Directors and Executive Management under Swiss law requirements: Advisory vote to approve the Swiss compensation report	Management	For	For	For
12		Advisory vote to approve executive compensation under U.S. securities law requirements	Management	For	For	For
13		Advisory vote on the frequency of the U.S. securities law advisory vote on executive compensation	Management	1 Year	1 Year	For
14		Shareholder proposal on greenhouse gas emissions targets, if properly presented	Shareholder	For	Against	Against

Comments: Acknowledging climate change as an inevitable factor, and recognizing the need to adapt, involves bold decisions by business. Therefore, we believe that companies should review how climate change impacts the economy and portfolio companies and evaluate how shareholder resolutions on climate change may impact long-term shareholder value as it votes proxies.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

15		Shareholder proposal on human rights and underwriting, if properly presented.	Shareholder	For	Against	Against

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones'  Guidelines, we recommend a vote FOR this Proposal.

A		If a new agenda item or a new proposal for an existing agenda item is put before the meeting, I/we hereby authorize and instruct the independent proxy to vote as follows.	Management	Against	For	Against
Comments: We do not recommend that shareholders approve in advance matters of which they have no knowledge. Accordingly, we recommend a vote AGAINST this Proposal.
INTERCONTINENTAL EXCHANGE, INC.
Security		45866F104				Meeting Type	Annual
Ticker Symbol		ICE				Meeting Date	19-May-2023
ISIN		US45866F1049			Agenda		935812621 - Management
Record Date		21-Mar-2023				Holding Recon Date	21-Mar-2023
City /	Country	/ United States				Vote Deadline	18-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director for terms expiring in 2024: Hon. Sharon Y. Bowen	Management	For	For	For
1b.		Election of Director for terms expiring in 2024: Shantella E. Cooper	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1c.		Election of Director for terms expiring in 2024: Duriya M. Farooqui	Management	For	For	For
1d.		Election of Director for terms expiring in 2024: The Rt. Hon. the Lord Hague of Richmond	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1e.		Election of Director for terms expiring in 2024: Mark F. Mulhern	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1f.		Election of Director for terms expiring in 2024: Thomas E. Noonan	Management	For	For	For
1g.		Election of Director for terms expiring in 2024: Caroline L. Silver	Management	For	For	For
1h.		Election of Director for terms expiring in 2024: Jeffrey C. Sprecher	Management	For	For	For
1i.		Election of Director for terms expiring in 2024: Judith A. Sprieser	Management	For	For	For
1j.		Election of Director for terms expiring in 2024: Martha A. Tirinnanzi	Management	For	For	For
2.		To approve, by non-binding vote, the advisory resolution on executive compensation for named executive officers.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		To approve, by non-binding vote, the advisory resolution to approve the frequency of future advisory votes on executive compensation.	Management	1 Year	1 Year	For
4.		To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.		A stockholder proposal regarding special stockholder meeting improvement, if properly presented at the Annual Meeting.	Shareholder	For	Against	Against

Comments: We believe that this proposal is consistent with best corporate governance practices and in the best interests of the shareholders to permit holders of at least 10% or more of the Company's outstanding shares of common stock to call special meetings of shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote
FOR this Proposal.

RESTAURANT BRANDS INTERNATIONAL INC.
Security		76131D103				Meeting Type	Annual
Ticker Symbol		QSR				Meeting Date	23-May-2023
ISIN		CA76131D1033			Agenda		935817722 - Management
Record Date		28-Mar-2023				Holding Recon Date	28-Mar-2023
City /	Country	/ United States				Vote Deadline	18-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Alexandre Behring	Management	Against	For	Against

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines, the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success, and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly, as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1b.		Election of Director: Maximilien de Limburg Stirum	Management	For	For	For
1c.		Election of Director: J. Patrick Doyle	Management	For	For	For
1d.		Election of Director: Cristina Farjallat	Management	For	For	For
1e.		Election of Director: Jordana Fribourg	Management	For	For	For
1f.		Election of Director: Ali Hedayat	Management	For	For	For
1g.		Election of Director: Marc Lemann	Management	For	For	For
1h.		Election of Director: Jason Melbourne	Management	For	For	For
1i.		Election of Director: Daniel S. Schwartz	Management	For	For	For
1j.		Election of Director: Thecla Sweeney	Management	For	For	For
2.		Say-On-Pay: Approval, on a non-binding advisory basis, of the compensation paid to named executive officers.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Appointment of Auditors: Appoint KPMG LLP as our auditors to serve until the close of the 2024 Annual General Meeting of Shareholders and authorize our directors to fix the auditors' remuneration	Management	Withheld	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

4.		2023 Omnibus Incentive Plan: Approval of 2023 Omnibus Incentive Plan.	Management	Against	For	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

5.		Shareholder Proposal: Consider a shareholder proposal regarding annual glidepath ESG disclosure.	Shareholder	Against	Against	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

6.		Shareholder Proposal: Consider a shareholder proposal regarding the Company's report on lobbying activities and expenditures.	Shareholder	Against	Against	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.		Shareholder Proposal: Consider a shareholder proposal to report on the Company's business strategy in the face of labour market pressure.	Shareholder	For	Against	Against
Comments: After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.
8.		Shareholder Proposal: Consider a shareholder proposal to report on reduction of plastics use.	Shareholder	Against	Against	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and expenses by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. In accordance to Egan-Jones Proxy
Guidelines, we recommend a vote AGAINST this Proposal.

THERMO FISHER SCIENTIFIC INC.
Security		883556102				Meeting Type	Annual
Ticker Symbol		TMO				Meeting Date	24-May-2023
ISIN		US8835561023			Agenda		935803709 - Management
Record Date		27-Mar-2023				Holding Recon Date	27-Mar-2023
City /	Country	/ United States				Vote Deadline	23-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Marc N. Casper	Management	Against	For	Against

Comments: F22           Chairman of the Board and the Company Earns a Cyber Security Risk Score of
Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.		Election of Director: Nelson J. Chai	Management	For	For	For
1c.		Election of Director: Ruby R. Chandy	Management	For	For	For
1d.		Election of Director: C. Martin Harris	Management	For	For	For
1e.		Election of Director: Tyler Jacks	Management	For	For	For
1f.		Election of Director: R. Alexandra Keith	Management	Against	For	Against

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.		Election of Director: James C. Mullen	Management	For	For	For
1h.		Election of Director: Lars R. Sørensen	Management	For	For	For
1i.		Election of Director: Debora L. Spar	Management	For	For	For
1j.		Election of Director: Scott M. Sperling	Management	Against	For	Against

Comments: F6             Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19           Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.		Election of Director: Dion J. Weisler	Management	Against	For	Against

Comments: F19           Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.		An advisory vote to approve named executive officer compensation.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		An advisory vote on the frequency of future named executive officer advisory votes.	Management	1 Year	1 Year	For
4.		Ratification of the Audit Committee's selection of PricewaterhouseCoopers LLP as the Company's independent auditors for 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.		Approval of the Company's Amended and Restated 2013 Stock Incentive Plan.	Management	Against	For	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

6.		Approval of the Company's 2023 Global Employee Stock Purchase Plan.	Management	For	For	For
FIDELITY NAT'L INFORMATION SERVICES,INC.
Security		31620M106				Meeting Type	Annual
Ticker Symbol		FIS				Meeting Date	24-May-2023
ISIN		US31620M1062			Agenda		935815184 - Management
Record Date		31-Mar-2023				Holding Recon Date	31-Mar-2023
City /	Country	/ United States				Vote Deadline	23-May-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Lee Adrean	Management	For	For	For
1b.		Election of Director: Ellen R. Alemany	Management	For	For	For
1c.		Election of Director: Mark D. Benjamin	Management	For	For	For
1d.		Election of Director: Vijay G. D'Silva	Management	For	For	For
1e.		Election of Director: Stephanie L. Ferris	Management	For	For	For
1f.		Election of Director: Jeffrey A. Goldstein	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.		Election of Director: Lisa A. Hook	Management	For	For	For
1h.		Election of Director: Kenneth T. Lamneck	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1i.		Election of Director: Gary L. Lauer	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1j.		Election of Director: Louise M. Parent	Management	For	For	For
1k.		Election of Director: Brian T. Shea	Management	For	For	For
1l.		Election of Director: James B. Stallings, Jr.	Management	Against	For	Against

Comments: F18           Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

2.		To approve, on an advisory basis, the compensation of the Company's named executive officers.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		To approve, on an advisory basis, the preferred frequency of stockholder advisory votes on executive compensation.	Management	1 Year	1 Year	For
4.		To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2023.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

ALPHABET INC.
Security		02079K305				Meeting Type	Annual
Ticker Symbol		GOOGL				Meeting Date	02-Jun-2023
ISIN		US02079K3059			Agenda		935830946 - Management
Record Date		04-Apr-2023				Holding Recon Date	04-Apr-2023
City /	Country	/ United States				Vote Deadline	01-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Larry Page	Management	For	For	For
1b.		Election of Director: Sergey Brin	Management	For	For	For
1c.		Election of Director: Sundar Pichai	Management	For	For	For
1d.		Election of Director: John L. Hennessy	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1e.		Election of Director: Frances H. Arnold	Management	For	For	For
1f.		Election of Director: R. Martin "Marty" Chávez	Management	For	For	For
1g.		Election of Director: L. John Doerr	Management	Against	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19       Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1h.		Election of Director: Roger W. Ferguson Jr.	Management	For	For	For
1i.		Election of Director: Ann Mather	Management	For	For	For
1j.		Election of Director: K. Ram Shriram	Management	Against	For	Against

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1k.		Election of Director: Robin L. Washington	Management	Against	For	Against

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.		Ratification of the appointment of Ernst & Young LLP as Alphabet's independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		Approval of amendment and restatement of Alphabet's Amended and Restated 2021 Stock Plan to increase the share reserve by 170,000,000 (post stock split) shares of Class C capital stock	Management	Against	For	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.		Advisory vote to approve compensation awarded to named executive officers	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

5.		Advisory vote on the frequency of advisory votes to approve compensation awarded to named executive officers	Management	1 Year	3 Years	Against

Comments: It is our opinion that an annual say-on-pay vote is the accepted standard for companies today and a requirement for good corporate governance. Furthermore, we believe that triennial advisory vote on executive compensation will hinder shareholders from providing the Company with direct input on their respective compensation philosophy, policies and practices as disclosed in the proxy statement. We do not concur with the current board's recommendation of a triennial ratification (non-binding vote) on this issue.
We recommend a vote AGAINST the option of triennial (every three years) as the frequency with which shareholders will be provided an advisory vote on executive compensation.

6.		Stockholder proposal regarding a lobbying report	Shareholder	Against	Against	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

7.		Stockholder proposal regarding a congruency report	Shareholder	Against	Against	For

Comments: In light of the Company's policies and oversight mechanisms related to its political contributions and activities, we believe that the shareholder proposal is unnecessary and will not result in any additional benefit to the shareholders. Rather, the proposal promotes impractical and imprudent actions that would negatively affect the business and results. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

8.		Stockholder proposal regarding a climate lobbying report	Shareholder	Against	Against	For

Comments: We believe that it is in the best interests of the Company and the stockholders to belong to industry associations and coalitions, where the Company benefits from the general business, technical, and industry standard-setting expertise these organizations provide. We furthermore believe that the proposal seeks unnecessary line-item disclosure of lobbying expenditures. We believe that the requested report is unnecessary and would require expenditures and the use of Company resources without providing any meaningful benefit to the shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

9.		Stockholder proposal regarding a report on reproductive rights and data privacy	Shareholder	Against	Against	For

Comments: We believe that the approval of this proposal would result in the Company incurring unnecessary costs and potential legal risk by duplicating efforts that are already underway and providing additional reports with information that is already available to shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

10.		Stockholder proposal regarding a human rights assessment of data center siting	Shareholder	For	Against	Against

Comments: We believe that the adoption of a more comprehensive human rights policy, coupled with implementation, enforcement, independent monitoring, and transparent, comprehensive reporting will assure shareholders of the Company's global leadership. We recommend a vote FOR this Proposal.

11.		Stockholder proposal regarding a human rights assessment of targeted ad policies and practices	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

12.		Stockholder proposal regarding algorithm disclosures	Shareholder	For	Against	Against

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

13.		Stockholder proposal regarding a report on alignment of YouTube policies with legislation	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

14.		Stockholder proposal regarding a content governance report	Shareholder	For	Against	Against

Comments: We believe that transparency is important for evaluating risks and ensuring that investors and stakeholders have adequate information necessary to make informed decisions. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

15.		Stockholder proposal regarding a performance review of the Audit and Compliance Committee	Shareholder	Against	Against	For

Comments: We believe that the proposal is not necessary and is not in the best long-term interest of the
Company and its shareholders. As such, in accordance with Egan-Jones' Proxy Guidelines, we recommend a vote AGAINST this Proposal.

16.		Stockholder proposal regarding bylaws amendment	Shareholder	For	Against	Against
Comments: We believe that approval of this proposal will ensure shareholders can vote on any proposal that would impose inequitable restrictions. As such, we recommend a vote FOR this Proposal.
17.		Stockholder proposal regarding "executives to retain significant stock"	Shareholder	For	Against	Against

Comments: Given the foregoing, we believe that requiring senior executives to hold a significant portion of stock obtained through executive pay plans would focus the executives on the Company's long-term success. We recommend a vote FOR this Proposal.

18.		Stockholder proposal regarding equal shareholder voting	Shareholder	For	Against	Against

Comments: We believe that shareholder approval is warranted. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. We prefer that companies do not utilize multiple class capital structures to provide equal voting rights to all shareholders. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Proxy Guidelines, we recommend a vote FOR this Proposal.

COMCAST CORPORATION
Security		20030N101				Meeting Type	Annual
Ticker Symbol		CMCSA				Meeting Date	07-Jun-2023
ISIN		US20030N1019			Agenda		935845492 - Management
Record Date		03-Apr-2023				Holding Recon Date	03-Apr-2023
City /	Country	/ United States				Vote Deadline	06-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.	DIRECTOR		Management
	1	Kenneth J. Bacon		For	For	For
	2	Thomas J. Baltimore Jr.		For	For	For
	3	Madeline S. Bell		For	For	For
	4	Edward D. Breen		Withheld	For	Against

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	5	Gerald L. Hassell		Withheld	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19       Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	6	Jeffrey A. Honickman		Withheld	For	Against

Comments: F6        Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

	7	Maritza G. Montiel		For	For	For
	8	Asuka Nakahara		For	For	For
	9	David C. Novak		Withheld	For	Against

Comments: F19       Member of the Compensation Committee and Compensation Score of Some Concerns
or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

	10	Brian L. Roberts		Withheld	For	Against

Comments: F21       Combined CEO and Board Chair Positions and the Company Earns a Board Score of
Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that there is an inherent potential conflict, in having the CEO or former
CEO serve as the Chairman of the Board. Consequently, we prefer that companies focus on the following areas to improve its corporate governance practices: separate the roles of the Chairman and CEO, hold annual director elections, have one class of voting stock only, have key board committees consisting of independent directors and majority of independent directors on board and include non-binding compensation vote on agenda to further ensure board independence and accountability.

F22       Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.		Ratification of the appointment of our independent auditors.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		Approval of Comcast Corporation 2023 Omnibus Equity Incentive Plan.	Management	Against	For	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

4.		Approval of Amended and Restated Comcast Corporation 2002 Employee Stock Purchase Plan.	Management	For	For	For
5.		Advisory vote on executive compensation.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

6.		Advisory vote on the frequency of the vote on executive compensation.	Management	1 Year	1 Year	For
7.		To perform independent racial equity audit.	Shareholder	For	Against	Against

Comments: We believe that the proposal warrants shareholder approval. Here, we find that approval of the proposal will provide the transparency shareholders need to evaluate such activities.  After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

8.		To report on climate risk in default retirement plan options.	Shareholder	For	Against	Against

Comments: After evaluating the provisions and tenets of the proposal, we determined that the proposed resolution contemplated thereby is advisable, substantively and procedurally fair to, and in the best interests of Company and its shareholders. We recommend a vote FOR this Proposal.

9.		To set different greenhouse gas emissions reduction targets.	Shareholder	For	Against	Against

Comments: We believe that setting clear-cut goals will help the Company reduce its regulatory risk related to GHG emissions, financial risk by decreasing volatility of energy prices, and overall expenditure on energy by implementing a disciplined business strategy to cut emissions from its operations. After evaluating the details pursuant to the shareholder proposal and in accordance with the Egan-Jones' Guidelines, we recommend a vote FOR this Proposal.

10.		To report on political contributions and company values alignment.	Shareholder	Against	Against	For
11.		To report on business in China.	Shareholder	For	Against	Against

Comments: Investors favor policies and practices that protect and enhance the value of their investments.
There is increasing recognition that company risks related to human rights violations, such as litigation, reputational damage, and production disruptions, can adversely affect shareholder value. To manage such risks effectively, companies must assess the risks posed by human rights practices in their operations and supply chain, as well as by the use of their products. As such, we recommend a vote FOR this Proposal.

AON PLC
Security		G0403H108				Meeting Type	Annual
Ticker Symbol		AON				Meeting Date	16-Jun-2023
ISIN		IE00BLP1HW54			Agenda		935852726 - Management
Record Date		14-Apr-2023				Holding Recon Date	14-Apr-2023
City /	Country	/ United States				Vote Deadline	15-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Lester B. Knight	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.
F22         Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

1b.		Election of Director: Gregory C. Case	Management	For	For	For
1c.		Election of Director: Jin-Yong Cai	Management	Against	For	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1d.		Election of Director: Jeffrey C. Campbell	Management	Against	For	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1e.		Election of Director: Fulvio Conti	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

1f.		Election of Director: Cheryl A. Francis	Management	Against	For	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1g.		Election of Director: Adriana Karaboutis	Management	For	For	For
1h.		Election of Director: Richard C. Notebaert	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F19         Member of the Compensation Committee and Compensation Score of Some Concerns or Needs
Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1i.		Election of Director: Gloria Santona	Management	For	For	For
1j.		Election of Director: Sarah E. Smith	Management	For	For	For
1k.		Election of Director: Byron O. Spruell	Management	Against	For	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

1l.		Election of Director: Carolyn Y. Woo	Management	Against	For	Against

Comments: F19         Member of the Compensation Committee and Compensation Score of Some
Concerns or Needs Attention and the Compensation Plan Fails Dilution Model

According to Egan-Jones' Proxy Guidelines the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the
Company's long-term success and the enhancement of shareholder value. Moreover, Egan-Jones believes that the Compensation Committee should be held accountable for such disapproval and that the board as a whole should seek to align CEO and employee pay more clearly as well as link that pay with the performance of the company, and work to reduce the potential cost of any similar plan that may be proposed in the future.

2.		Advisory vote to approve the compensation of the Company's named executive officers.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

3.		Advisory vote on the frequency of holding an advisory vote on executive compensation.	Management	1 Year	1 Year	For
4.		Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

5.		Re-appoint Ernst & Young Chartered Accountants as the Company's statutory auditor under Irish Law	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

6.		Authorize the Board or the Audit Committee of the Board to determine the remuneration of Ernst & Young Ireland, in its capacity as the Company's statutory auditor under Irish law.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Score we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After, taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Resolution.

7.		Approve the Aon plc 2011 Incentive Plan, as amended and restated.	Management	Against	For	Against

Comments: After taking into account the maximum amount of shareholder equity dilution this proposal could cause, as well as both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the passage of this plan as proposed by the board of directors. We recommend the board seek to align CEO pay more closely with the performance of the company and work to reduce the cost of any similar plan that may be proposed in the future. Therefore, we recommend a vote
AGAINST this Proposal.

AUTODESK, INC.
Security		052769106				Meeting Type	Annual
Ticker Symbol		ADSK				Meeting Date	21-Jun-2023
ISIN		US0527691069			Agenda		935863351 - Management
Record Date		24-Apr-2023				Holding Recon Date	24-Apr-2023
City /	Country	/ United States				Vote Deadline	20-Jun-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Andrew Anagnost	Management	For	For	For
1b.		Election of Director: Karen Blasing	Management	For	For	For
1c.		Election of Director: Reid French	Management	Against	For	Against

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1d.		Election of Director: Dr. Ayanna Howard	Management	For	For	For
1e.		Election of Director: Blake Irving	Management	For	For	For
1f.		Election of Director: Mary T. McDowell	Management	Against	For	Against

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1g.		Election of Director: Stephen Milligan	Management	For	For	For
1h.		Election of Director: Lorrie M. Norrington	Management	For	For	For
1i.		Election of Director: Betsy Rafael	Management	For	For	For
1j.		Election of Director: Rami Rahim	Management	Against	For	Against

Comments: F18        Member of the Compensation Committee and the Company earns a compensation score of Some Concerns or Needs Attention

Egan-Jones' Proxy Guidelines state that the Compensation Committee should be held accountable for such a poor score and should ensure that the Company's compensation policies and procedures are centered on a competitive pay-for-performance culture, strongly aligned with the long-term interest of its shareholders and necessary to attract and retain experienced, highly qualified executives critical to the Company's long-
term success and the enhancement of shareholder value.

1k.		Election of Director: Stacy J. Smith	Management	Against	For	Against

Comments: F6           Affiliation - Over-tenured director - Member of a Key Board committee

According to Egan-Jones' Proxy Guidelines a director whose tenure on the Board is 10 years or more is considered affiliated, except for diverse nominees. We believe that key Board committees namely Audit,
Compensation and Nominating committees should be comprised solely of Independent outside directors for sound corporate governance practice.

F22        Chairman of the Board and the Company Earns a Cyber Security Risk Score of Needs Attention

Egan-Jones' Proxy Guidelines state that the Chairman of the Board should be held accountable in cases when the Company obtains the score of Needs Attention on the Cyber Security Risk Score. We believe that cyber security should be critical for all organizations given the rise of the cyber threats and data breaches in the corporate scene, which could affect any organization's reputation and lead to declined investor confidence. As such, Egan-Jones believes that in order to avoid risks of data breaches any cybersecurity weaknesses should be addressed aggressively in the board room, combined with the proper approach to cyber risk management, implementation of systems and controls against cybersecurity incidents and the leadership of the Chairman of the Board.

2.		Ratify the appointment of Ernst & Young LLP as Autodesk, Inc.'s independent registered public accounting firm for the fiscal year ending January 31, 2024.	Management	Against	For	Against

Comments: The sum total of our evaluation can be found in the Auditor Rating we give this auditor.
Generally and absent other negative factors, we suggest a score of Neutral or higher. This audit firm has earned a grade of Needs Attention and thus, has failed to pass our model.

After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders should not support the ratification of the auditors. Therefore, we recommend a vote AGAINST this Proposal.

3.		Approve, on an advisory (non-binding) basis, the compensation of Autodesk, Inc.'s named executive officers.	Management	Against	For	Against

Comments: After taking into account both the quantitative and qualitative measures outlined below, we believe that shareholders cannot support the current compensation policies put in place by the Company's directors. Furthermore, we believe that the Company's compensation policies and procedures are not effective or strongly aligned with the long-term interest of its shareholders. Therefore, we recommend a vote
AGAINST this Proposal.

4.		Approve, on an advisory (non-binding) basis, the frequency with which stockholders are provided an advisory (non- binding) vote on the compensation of Autodesk, Inc.'s named executive officers.	Management	1 Year	1 Year	For
FIRST AMERICAN FUNDS, INC.
Security		31846V328				Meeting Type	Special
Ticker Symbol		FXFXX				Meeting Date	21-Aug-2023
ISIN		US31846V3289			Agenda		935906935 - Management
Record Date		23-Jun-2023				Holding Recon Date	23-Jun-2023
City /	Country	/ United States				Vote Deadline	18-Aug-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1.
To approve the Plan of Reorganization,
adopted by the FAF Board, which provides
for the reorganization (each, a
"Reorganization," and collectively, the
"Reorganizations") of each Acquired Fund
with and into a corresponding series of First
American Funds Trust (the "FAF Trust"), a
Massachusetts business trust (each series,
an "Acquiring Fund," and collectively, the
"Acquiring Funds") (the "Reorganization
Proposal").
			Management	For	For	For
TAKE-TWO INTERACTIVE SOFTWARE, INC.
Security		874054109				Meeting Type	Annual
Ticker Symbol		TTWO				Meeting Date	21-Sep-2023
ISIN		US8740541094			Agenda		935910922 - Management
Record Date		25-Jul-2023				Holding Recon Date	25-Jul-2023
City /	Country	/ United States				Vote Deadline	20-Sep-2023 11:59 PM ET
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management
1a.		Election of Director: Strauss Zelnick	Management		For
1b.		Election of Director: Michael Dornemann	Management		For
1c.		Election of Director: J Moses	Management		For
1d.		Election of Director: Michael Sheresky	Management		For
1e.		Election of Director: LaVerne Srinivasan	Management		For
1f.		Election of Director: Susan Tolson	Management		For
1g.		Election of Director: Paul Viera	Management		For
1h.		Election of Director: Roland Hernandez	Management		For
1i.		Election of Director: William "Bing" Gordon	Management		For
1j.		Election of Director: Ellen Siminoff	Management		For
2.		Approval, on a non-binding advisory basis, of the compensation of the Company's "named executive officers" as disclosed in the Proxy Statement.	Management		For
3.		Approval, on a non-binding advisory basis, of the frequency of the advisory vote on the compensation of the Company's "named executive officers".	Management		1 Year
4.		Approval of an amendment and restatement of the Amended and Restated Take-Two Interactive Software, Inc. 2017 Stock Incentive Plan.	Management		For
5.		Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2024.	Management		For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Zachary Tackett
Zac Tackett, President and Principal Executive Officer

Date:	August 24, 2023